'33 Act File No. 333-75075
                                                       '40 Act File No. 811-9275

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933          [X]

Post-Effective  Amendment  No.  6                                       [X]

                                     and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF  1940
Amendment  No.  8                                                       [X]

                        (Check appropriate box or boxes)

                         GARTMORE MUTUAL FUNDS II, INC.


                  94 NORTH BROADWAY, IRVINGTON, NEW YORK 10533
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

     Registrant's Telephone Number, including Area Code:     (914) 674-5700




                                         Send Copies of Communications to:
MARK P. BRONZO. . . . . . . . . . . . .  CYNTHIA COBDEN, ESQ.
GARTMORE SEPARATE ACCOUNTS LLC. . . . .  SIMPSON THACHER & BARTLETT LLP
94 NORTH. BROADWAY. . . . . . . . . . .  425 LEXINGTON AVENUE
IRVINGTON, NY 10533-1235. . . . . . . .  NEW YORK, NEW YORK 10017
(NAME AND ADDRESS OF AGENT FOR SERVICE)



It  is  proposed that this filing will become effective: (check appropriate box)

[     ]  immediately  upon  filing  pursuant  to  paragraph  (b)

[     ]  on  ____________,  2003  pursuant  to  paragraph  (b)

[  X  ]  60  days  after  filing  pursuant  to  paragraph  (a)(1)

[     ]  on  October  30,  2003  pursuant  to  paragraph  (a)(1)

[     ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)

[     ]  on  [date]  pursuant  to  paragraph  (a)(2)  of  rule  485.

If  appropriate,  check  the  following  box:

[    ]  This  post-effective  amendment  designated  a  new effective date for a previously  filed  post-effective  amendment.

                                EXPLANATORY NOTE


This Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A includes the prospectus for Gartmore Focus Fund (formerly GAMNA Focus Fund, the "Fund") dated October 30, 2003, a supplement to the prospectus and the Statement of Additional Information for Gartmore Mutual Funds II, Inc. (formerly GAMNA Series Funds, Inc.)

This Amendment is being filed under Rule 485(a) for the purpose of registering a new class of shares of the Fund, the Institutional Class, disclosing that the Fund will no longer impose a front-end sales load on Class C shares, and making other non-material changes.

                         GARTMORE MUTUAL FUNDS II, INC.
                   (FORMERLY KNOWN AS GAMNA SERIES FUNDS, INC.)

                               Gartmore Focus Fund
                       (formerly known as GAMNA Focus Fund)

                    Prospectus Supplement dated June 29, 2004
                      to Prospectus dated October 30, 2003

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning on or about June 29, 2004, the GARTMORE FOCUS FUND will also offer Institutional Class shares. Please see a further description of who is eligible to purchase Institutional Class shares and the fees associated with Institutional Class shares below.

Effective May ___, 2004, Class C shares of the Fund will no longer impose a front-end sales charge (load) of 1.00% (as a percentage of offering price).

1. The following information regarding Institutional Class is added to the performance table for the Fund in the Fund Summary on page 4 of the Prospectus.


AVERAGE ANNUAL RETURNS
AS OF DECEMBER 31, 2003(1)                    ONE YEAR   SINCE INCEPTION(2)
---------------------------------------------------------------------------
Institutional Class Shares - Before Taxes(3)     34.55%             -11.16%


---------------
1 These returns reflect performance after sales charges, if any, and expenses deducted.
2    The  Fund  began  operations  on  July  27,  1999.
3 These returns through December 31, 2003 were achieved prior to the creation of Institutional Class shares and include the performance of the Fund's Class A shares. Excluding the effect of fee waivers and reimbursements, such prior performance is substantially similar to what Institutional Class shares would have produced because Institutional Class shares invest in the same portfolio of securities as Class A shares. The performance for Institutional Class shares has been restated to reflect differences in sales charges, but does not reflect the lower fees applicable to such class.


2. The following information regarding Institutional Class and Class C shares is added to the "Shareholder Fees" section of the fee table for the Fund in the Fund Summary on page 5 of the Prospectus.

FEES  AND  EXPENSES  -  INSTITUTIONAL  CLASS  SHARES

This table describes the shareholder fees and expenses that you may pay when buying and holding Institutional Class shares of the Fund.


Shareholder Fees(1)                   Institutional
(paid directly from your investment)      Class
----------------------------------------------------
Maximum Sales Charge
(Load) imposed upon
purchases (as a percentage
of offering price) . . . . . . . . .            None
----------------------------------------------------
Maximum Deferred Sales
Charge (Load) imposed
on redemptions
(as a percentage of original
purchase price or sale
proceeds, as applicable) . . . . . .            None
----------------------------------------------------
Redemption/
Exchange fee (as
percentage of
amount redeemed
or exchanged) (2). . . . . . . . . .           2.00%
----------------------------------------------------

Annual Operating
Expenses (deducted
From Fund assets)
Management Fee . . . . . . . . . . .           0.55%
----------------------------------------------------
Distribution and/or
Service (12b-1) Fees . . . . . . . .            None
----------------------------------------------------
Other Expenses . . . . . . . . . . .           0.69%
----------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES . . . . . . . . .           1.24%



---------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 30 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" on page 14 of the prospectus.
3 Gartmore Mutual Fund Capital Trust ("GMF"), Gartmore Separate Accounts LLC and the Company have entered into a written contract limiting operating expenses (excluding any taxes, interest, and brokerage fees) to 1.90% for each of the Fund's classes of shares at least through [June 30, 2004]. GMF has agreed to waive or reduce its fees or remit to the Company such that total operating expenses of the Fund will not exceed 1.90%. The Company may have to repay waivers and reimbursements to GMF in the following year if the repayment can be made within the total expense limit.

FEES  -CLASS  C  SHARES

This table describes the shareholder fees that you may pay when buying and holding Class C shares of the Fund if you purchase Class C shares on or after May___, 2004.




Shareholder Fees(1)                      Class C
(paid directly from your investment)     Shares
----------------------------------------------------
Maximum Sales Charge
(Load) imposed upon
purchases (as a percentage
of offering price) . . . . . . . . .            None
----------------------------------------------------
Maximum Deferred Sales
Charge (Load) imposed
on redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable) . . . . . .        1.00%(2)
----------------------------------------------------
Redemption/
Exchange fee (as
percentage of
amount redeemed
or exchanged) (3). . . . . . . . . .           2.00%
----------------------------------------------------


---------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" in the Prospectus.
3 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 30 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" on page 14 of the prospectus.


2. The following information is added to the "EXAMPLE" for Institutional Class and Class C shares of the Fund in the Fund Summary on page 6 of the Prospectus.

EXAMPLE  (for  Institutional  Class  and  Class  C  Shares)

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, and expense limitations, if any, for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                            1 year   3 years   5 years   10 years
------------------------------------------------------------------
Class C Shares . . . . . .  $   142  $    619  $  1,122  $   2,509
------------------------------------------------------------------
Institutional Class Shares  $   126  $    393  $    681  $   1,500
------------------------------------------------------------------



You would pay the following expenses on the same investment if you did not sell your shares:



                1 year   3 years   5 years   10 years
-----------------------------------------------------
Class C Shares  $   245  $    619  $  1,122  $   2,509
-----------------------------------------------------


3. The following new information with respect to Institutional Class and Class C shares is included in the "BUYING, SELLING AND EXCHANGING FUND SHARES" section of the Prospectus:


CHOOSING  A  SHARE  CLASS

Institutional Class shares are available to a limited group of investors. There are no sales charges on Institutional Class shares.

WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:

Class  C  Shares

Beginning on May___, 2004, sales of Class C shares will no longer be charged a sales charge (load).

WHO  CAN  BUY  INSTITUTIONAL  CLASS  SHARES

The Institutional Class shares are available for purchase only by the following:

-    funds  of funds offered by the Distributor or other affiliates of the Trust
- retirement plans if no third party administrator for the plan receives compensation from the Funds
- institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related retirement plans and rollover individual retirement accounts from such institutional advisory accounts
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser derives compensation for its services exclusively from its clients for such advisory services
- high net-worth individuals who invest directly with a Fund and who do not utilize a broker, investment adviser or other financial intermediary

Eligible entities wishing to purchase or sell Institutional Class shares should contact customer service at 1-800-848-0920 for information regarding such purchases and sales.

MINIMUM  INVESTMENTS  -  INSTITUTIONAL  CLASS  SHARES:



To Open an account                        $1,000,000
----------------------------------------------------
Additional Investments                          None

EXCESSIVE  TRADING

Short-term or excessive trading in Gartmore Fund shares, often described as "market timing," is discouraged. The Gartmore Funds seek to detect and deter such excessive trading. Excessive trading (either executed as frequent exchanges into other Gartmore Funds or as a sale and repurchase of the same or different Gartmore Funds within a short period of time) may disrupt portfolio management strategies, increase brokerage and other transaction costs, and negatively affect Fund performance. A Fund may be more or less affected by excessive trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number, and frequency of trades in Fund shares. Each Fund has broad authority to take discretionary action against market timers and against particular trades.

In  general:

     - Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV may be rejected, and

     - Redemption or exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REJECTED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, a Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to a Fund on behalf of their customers who are the actual beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing.

REDEMPTION  FEES

The Fund will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 30 days.
The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For the purpose of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

EXCHANGE  FEES

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than the minimum holding period listed below:



Fund                                          Exchange Fee   Minimum Holding Period (days)
------------------------------------------------------------------------------------------
Gartmore Emerging Markets Fund . . . . . . .          2.00%                             90
Gartmore Focus Fund. . . . . . . . . . . . .          2.00%                             30
Gartmore Global Financial Services Fund. . .          2.00%                             90
Gartmore Global Health Sciences Fund . . . .          2.00%                             90
Gartmore Global Technology and
Communications Fund. . . . . . . . . . . . .          2.00%                             90
Gartmore Global Utilities Fund . . . . . . .          2.00%                             90
Gartmore International Growth Fund . . . . .          2.00%                             90

Gartmore U.S. Growth Leaders Long-Short Fund          2.00%                             90
Gartmore Nationwide Leaders Fund . . . . . .          2.00%                             30
Gartmore Growth Fund . . . . . . . . . . . .          2.00%                             30
Gartmore Nationwide Fund . . . . . . . . . .          2.00%                             30
Gartmore U.S. Growth Leaders Fund. . . . . .          2.00%                             30
Gartmore Worldwide Leaders Fund. . . . . . .          2.00%                             90
Gartmore Small Cap Growth. . . . . . . . . .          2.00%                             90
Gartmore Micro Cap Equity Fund . . . . . . .          2.00%                             90
Gartmore Mid Cap Growth Fund . . . . . . . .          2.00%                             90
Gartmore Millennium Growth Fund. . . . . . .          2.00%                             90
Gartmore Large Cap Value Fund. . . . . . . .          2.00%                             30
Gartmore Small Cap Fund. . . . . . . . . . .          2.00%                             90
Gartmore Value Opportunities Fund. . . . . .          2.00%                             90
Gartmore High Yield Bond Fund. . . . . . . .          2.00%                              5
Gartmore Bond Fund . . . . . . . . . . . . .          2.00%                              5
Gartmore Tax-Free Fund . . . . . . . . . . .          2.00%                              5
Gartmore Government Bond Fund. . . . . . . .          2.00%                              5
Gartmore S&P 500 Index Fund. . . . . . . . .          2.00%                              5
Gartmore International Index Fund. . . . . .          2.00%                              5
Gartmore Bond Index Fund . . . . . . . . . .          2.00%                              5



The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first.

EXCEPTIONS TO THE REDEMPTION/EXCHANGE FEE. Only certain intermediaries have agreed to collect the Fund's redemption or exchange fee from their customer's accounts. In addition, the redemption or exchange fee does not apply to certain types of accounts held through intermediaries, including:

     -    Certain  broker  wrap  fee  and  other  fee-based  programs
     - Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption or exchange fee on its underlying customers' accounts; and
     - Certain intermediaries that do not or can not report to the Fund sufficient information to impose a redemption or exchange fee on their customers' accounts.

To the extent that a redemption fee or exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading. In addition, the redemption or exchange fee does not apply to:

     -    Shares  sold  or  exchanged under regularly scheduled withdrawal plans
     -    Shares  purchased  through  reinvested  dividends  or  capital  gains
     - Shares sold following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder's determination of disability and subsequent sale must have occurred within the 90 day (or 30 day) period the fee is active. In addition, if shares are exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder, the exchange fee will not apply
     - Shares sold in connection with mandatory withdrawals from traditional IRAs after age 701/2 years and other required distributions from retirement accounts
     - Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction

With respect to shares sold or exchanged following the death or disability of a shareholder, in connection with a required distribution from a retirement account, or within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the redemption or exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

FINANCIAL  HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past semi-annual period ended December 31, 2003. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment all dividends and distributions and no sales charges. The information for the fiscal years ended June 30, 2003, 2002, 2001, 2000 and 1999 has been audited by KPMG LLP, whose report, along with the Fund's financial statements, included in the annual report, which is available upon request.


                                                                          GARTMORE FOCUS FUND
                                           -------------------------------------------------------------------------------------
                                                                            Class  A  Shares
                                           -------------------------------------------------------------------------------------
                                               For the six
                                               months ended
                                               December 31,         Year Ended    Year Ended    Year Ended    Period Ended
                                                   2003              June 30,      June 30,      June 30,       June 30,
                                               (Unaudited)             2003        2002(e)         2001         2000(d)
                                              --------------       ------------  ------------  ------------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . .  $        5.03        $      5.32   $      7.94   $     12.91   $       10.00
                                              --------------       ------------  ------------  ------------  --------------

INVESTMENT ACTIVITIES:
  Net investment income. . . . . . . . . . .          (0.02)             (0.04)        (0.04)        (0.07)          (0.06)
  Net realized and unrealized gains/(losses)
 from investment and futures transactions. .           0.91              (0.25)        (2.58)        (4.90)           2.97
    Total from investment activities . . . .           0.89              (0.29)        (2.62)        (4.97)           2.91
                                              --------------       ------------  ------------  ------------  --------------

NET ASSET VALUE, END OF PERIOD . . . . . . .  $        5.92        $      5.03   $      5.32   $      7.94   $       12.91
                                              ==============       ============  ============  ============  ==============

TOTAL RETURN (A) . . . . . . . . . . . . . .          17.69%  (f)       (5.45%)      (33.00%)      (38.50%)          29.10%  (f)

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's). . . . .  $      20,005        $    18,005   $    23,172   $    47,709   $      63,397
Ratio of Expenses to Average Net Assets. . .           1.32%  (g)         1.78%         1.36%         1.13%           1.34%  (g)
Ratio of Net Investment Income
 (Loss) to Average Net Assets. . . . . . . .         (0.56%)  (g)       (0.86%)       (0.66%)       (0.65%)         (0.89%)  (g)
Ratio of Expense (Prior to Reimbursements/
Waivers to Average Net Assets (b). . . . . .           1.48%  (g)         1.90%         1.46%         1.25%           1.56%  (g)
Ratio of Waiver to Average Net Assets (b). .         (0.16%)  (g)       (0.12%)       (0.10%)       (0.12%)         (0.22%)  (g)
Portfolio turnover (c) . . . . . . . . . . .          44.23%             69.79%        76.90%        91.13%          54.26%

----------------------
(a)  Excludes  sales  charge.
(b) During the period, distribution and class specific related expense were voluntarily reduced. If such waivers had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes.
(d) For the period from July 27, 1999 (commencement of operations) through June 30, 2000.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f)  Not  annualized.
(g)  Annualized.




                                                                          GARTMORE FOCUS FUND
                                           -------------------------------------------------------------------------------------
                                                                            Class  B  Shares
                                           -------------------------------------------------------------------------------------
                                               For the six
                                               months ended
                                               December 31,         Year Ended    Year Ended    Year Ended    Period Ended
                                                   2003              June 30,      June 30,      June 30,       June 30,
                                               (Unaudited)             2003        2002(e)         2001         2000(d)
                                              --------------       ------------  ------------  ------------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . .  $        5.01        $      5.30   $      7.92   $     12.90   $       10.00
                                              --------------       ------------  ------------  ------------  --------------

INVESTMENT ACTIVITIES:
  Net investment income. . . . . . . . . . .          (0.01)             (0.04)        (0.05)        (0.08)          (0.11)
  Net realized and unrealized gains/(losses)
 from investment and futures transactions. .           0.91              (0.25)        (2.57)        (4.90)           3.01
    Total from investment activities . . . .           0.90              (0.29)        (2.62)        (4.98)           2.90
                                              --------------       ------------  ------------  ------------  --------------

NET ASSET VALUE, END OF PERIOD . . . . . . .  $        5.91        $      5.01   $      5.30   $      7.92   $       12.90
                                              ==============       ============  ============  ============  ==============

TOTAL RETURN (A) . . . . . . . . . . . . . .          17.96%  (f)       (5.47%)      (33.08%)      (38.60%)          29.00%  (f)

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's). . . . .  $         493        $    15,449   $    16,485   $    24,938   $      39,934
Ratio of Expenses to Average Net Assets. . .           1.29%  (g)         1.79%         1.43%         1.23%           1.55%  (g)
Ratio of Net Investment Income
(Loss) to Average Net Assets . . . . . . . .         (0.48%)  (g)       (0.87%)       (0.73%)       (0.76%)         (1.04%)  (g)
Ratio of Expense (Prior to Reimbursements/
Waivers to Average Net Assets (b). . . . . .           2.24%  (g)         2.66%         2.26%         2.03%           2.45%  (g)
Ratio of Waiver to Average Net Assets (b). .         (0.95%)  (g)       (0.87%)       (0.83%)       (0.80%)         (0.90%)  (g)
Portfolio turnover (c) . . . . . . . . . . .          44.23%             69.79%        76.90%        91.13%          54.26%



(a)  Excludes  sales  charge.
(b) During the period, distribution and class specific related expense were voluntarily reduced. If such waivers had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes.
(d) For the period from July 27, 1999 (commencement of operations) through June 30, 2000.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f)  Not  annualized.
(g)  Annualized.




                                                                          GARTMORE FOCUS FUND
                                           -------------------------------------------------------------------------------------
                                                                            Class  C  Shares
                                           -------------------------------------------------------------------------------------
                                               For the six
                                               months ended
                                               December 31,         Year Ended    Year Ended    Year Ended    Period Ended
                                                   2003              June 30,      June 30,      June 30,       June 30,
                                               (Unaudited)             2003        2002(e)         2001         2000(d)
                                              --------------       ------------  ------------  ------------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . .  $        4.97        $      5.27   $      7.89   $     12.88   $       10.00
                                              --------------       ------------  ------------  ------------  --------------

INVESTMENT ACTIVITIES:
  Net investment income. . . . . . . . . . .          (0.02)             (0.06)        (0.07)        (0.10)          (0.10)
  Net realized and unrealized gains/(losses)
 from investment and futures transactions. .           0.90              (0.24)        (2.55)        (4.89)           2.98
    Total from investment activities . . . .           0.88              (0.30)        (2.62)        (4.99)           2.88
                                              --------------       ------------  ------------  ------------  --------------

NET ASSET VALUE, END OF PERIOD . . . . . . .  $        5.85        $      4.97   $      5.27   $      7.89   $       12.88
                                              ==============       ============  ============  ============  ==============

TOTAL RETURN (A) . . . . . . . . . . . . . .          17.71%  (f)       (5.69%)      (33.21%)      (38.74%)          28.80%  (f)

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's). . . . .  $      17,272        $    14,681   $    17,940   $    33,591   $      46,298
Ratio of Expenses to Average Net Assets. . .           1.42%  (g)         1.90%         1.73%         1.53%           1.65%  (g)
Ratio of Net Investment Income
(Loss) to Average Net Assets . . . . . . . .         (0.66%)  (g)       (0.98%)       (1.04%)       (1.06%)         (1.16%)  (g)
Ratio of Expense (Prior to Reimbursements/
Waivers to Average Net Assets (b). . . . . .           2.23%  (g)         2.69%         2.27%         2.04%           2.45%  (g)
Ratio of Waiver to Average Net Assets (b). .         (0.81%)  (g)       (0.79%)       (0.54%)       (0.51%)         (0.80%)  (g)
Portfolio turnover (c) . . . . . . . . . . .          44.23%             69.79%        76.90%        91.13%          54.26%



(a)  Excludes  sales  charge.
(b) During the period, distribution and class specific related expense were voluntarily reduced. If such waivers had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes.
(d) For the period from July 27, 1999 (commencement of operations) through June 30, 2000.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f)  Not  annualized.
(g)  Annualized.

10


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

Gartmore  Mutual  Funds  II,  Inc.          PROSPECTUS
(formerly  GAMNA  Series  Funds.  Inc.)     October  30,  2003

Gartmore  Focus  Fund
(formerly  GAMNA  Focus  Fund)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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TABLE  OF  CONTENTS

FUND SUMMARY. . . . . . . . . . . . . . . .  2
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUND . . . . . . . . . . . .  7
Temporary Investments
Principal Investment(s) and Technique(s)

MANAGEMENT. . . . . . . . . . . . . . . . .  8
Investment Adviser - Gartmore Mutual Fund
Capital Trust
Subadviser - Gartmore Separate Accounts LLC
Portfolio Managers
Past Performance of Private Accounts

BUYING, SELLING AND EXCHANGING FUND SHARES. 10
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares

DISTRIBUTIONS AND TAXES . . . . . . . . . . 18
Distributions of Income Dividends
Distributions of Capital Gains
Reinvesting Distributions
State and Local Taxes
Selling Fund Shares
Exchanging Fund Shares
Non-U.S. Investors

FINANCIAL HIGHLIGHTS. . . . . . . . . . . . 20

ADDITIONAL INFORMATION. . . . . . . . . . .  BACK COVER

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FUND  SUMMARY

This prospectus provides information about the Gartmore Focus Fund (formerly known as the GAMNA Focus Fund, the "Fund") offered by Gartmore Mutual Funds II, Inc. (formerly known as GAMNA Series Funds. Inc., the "Company"). The following sections summarize key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the Fund" beginning on page
7. "You" and "your" refer to potential investors and current shareholders of the Fund.

Because this Fund invests in fewer underlying securities than most mutual funds, the Fund may present substantially higher risks and greater volatility than other funds. The Fund is not appropriate for conservative investors. The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

The  Fund  has  the  following  share  classes:

     -    Class  A
     -    Class  B
     -    Class  C

The fees, sales charges and expenses for each share class are different, but each share class of the Fund represents an investment in the same assets of the Fund. Having different share classes simply lets you choose the cost structure that is right for you.

The fees and expenses for the Fund are set forth in the Fund Summary. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page 10.

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FUND  SUMMARY  -  GARTMORE  FOCUS  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The  Fund  seeks  long-term  growth  of  capital.

The Fund invests primarily in common stocks selected for their growth potential. Gartmore Mutual Fund Capital Trust ("GMF"), the Fund's investment adviser, has selected Gartmore Separate Accounts LLC ("GSA LLC") as the subadviser to manage the Fund's portfolio on a day to day basis. GSA LLC utilizes both a "top down" and "bottom up" approach in constructing the portfolio. The "top down" approach is a screening process which narrows the available number of stock investments from thousands of large cap stocks to several hundred potential stock ideas. The "top down" approach takes into consideration such macro-economic factors as Federal Reserve policy, interest rates, inflation, and the domestic economy. This approach helps the portfolio manager focus his analysis on the most attractive business sectors within the overall market. The "bottom-up" analysis is then performed on potential stock ideas in these targeted business sectors by identifying individual companies with both attractive earnings potential and sustainable growth characteristics that may not be recognized by the market at large. Twelve-month target prices are established for all individual companies reviewed, with minimum hurdle rates of capital appreciation potential required before a stock will be added to the portfolio. Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.

Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks and American, global or other types of depositary receipts of companies with market capitalizations of $5 billion or more which GSA LLC believes have growth potential.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund will typically invest in securities issued by approximately 20 to 30 companies.

The Fund may invest in companies in "special situations" from time to time. A special situation arises when, in the opinion of GSA LLC, the securities of a particular issuer will appreciate in value due to a specific development with respect to that issuer.

The Fund may invest up to 20% of its total assets in high-quality money market instruments, and repurchase agreements, U.S. government obligations, high quality short-term debt securities and investment grade bonds, notes and debentures. In addition, the Fund may invest without limit in U.S. government obligations and high quality short-term debt securities or money market instruments if GSA LLC determines that a temporary defensive position is advisable or to meet anticipated redemption requests. When such a defensive strategy is in effect, the Fund may not achieve its investment objective. The following frequently asked questions are included to help you better understand an investment in the Fund.

Q:  WHAT  IS  "MARKET  CAPITALIZATION"?

A: Market capitalization is the most common way to measure the size of a company. It is simply the number of outstanding shares of the company multiplied by the current share price. Under normal market conditions, the Fund will invest at least 80% of its total assets in companies with market capitalization of $5 billion or more.

Q:  HOW  FREQUENTLY  WILL  SECURITIES  BE  PURCHASED  AND  SOLD?

A: The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. Changes are made in the Fund's portfolio whenever GSA LLC believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains.

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PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decrease. The value of your shares will also be impacted by GSA LLC's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

DEPOSITARY RECEIPT RISK. The Fund can invest in depositary receipts which are securities issued by financial institutions such as banks or trust companies, which represent ownership in underlying securities issued by foreign companies. These securities carry additional risks associated with investing in foreign securities, such as changes in currency exchange rates, lack of public information about the foreign company and political, social and economic instability in the company's country. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as issuer-sponsored depositary receipts.

PORTFOLIO TURNOVER RISK. GSA LLC may engage in active and frequent trading of all or part of the securities held by the Fund if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning shares of the Fund.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return. Since this Fund normally uses a core portfolio of approximately 20 to 30 stocks, this risk may be increased.

SPECIAL SITUATION COMPANIES RISK. Special situation companies are companies which may be subject to acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

SHORT-TERM SECURITIES RISK. If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements, U.S. government obligations or short-term debt securities, it could reduce the Fund's potential returns. In addition, the value of debt securities tends to fall when prevailing interest rates rise which could affect the value of the Fund's shares. Short-term debt securities are generally less sensitive to interest rate changes than longer-term securities.

For more detailed information about the Fund's investments and risks, see "More About the Fund" on page 7.

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PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS  -  CLASS  A  SHARES  (CALENDAR  YEARS  ENDED  DECEMBER  31)  1

2000  -17.66%
2001  -34.70%
2002  -34.33%

Best  Quarter:    14.73%     4th  qtr.  of  2001
Worst  Quarter:  -26.45%     3rd  qtr.  of  2001

The  Fund's  year-to-date  total  return  as  of September 30, 2003, was 17.95%.

1 These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE  ANNUAL  TOTAL  RETURNS
AS  OF  DECEMBER  31,  20021
                                                                      ONE YEAR   SINCE INCEPTION2
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Class A shares - Before Taxes . . . . . . . . . . . . . . . . . . .    -38.12%            -22.63%
Class A shares - After Taxes on Distributions . . . . . . . . . . .    -38.12%            -22.63%
Class A shares - After Taxes on Distributions and Sale of Shares[3]    -23.40%            -16.82%
Class B shares - Before Taxes . . . . . . . . . . . . . . . . . . .    -37.57%            -22.03%
Class C shares - Before Taxes . . . . . . . . . . . . . . . . . . .    -35.09%            -21.49%
S&P 500 Index4. . . . . . . . . . . . . . . . . . . . . . . . . . .    -22.10%            -10.15%

1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  began  operations  on  July  27,  1999.
3 "Class A shares-After Taxes on Distributions and Sale of Shares"is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the taxes generated if the shares had been sold.
4 The S&P 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large
     U.S. companies have performed. These returns do not include the effect of any sales charges or expenses. If sales charges or expenses were deducted, the actual return of this Index would be lower.

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FEES  AND  EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund

SHAREHOLDER FEES1
(PAID DIRECTLY                 CLASS    CLASS    CLASS
FROM YOUR                        A        B        C
INVESTMENT)                   SHARES   SHARES   SHARES
-------------------------------------------------------

Maximum Sales
Charge (Load)
imposed on
purchases (as a
Percentage of
offering price). . . . . . .  5.75%2   None     1.00%3

Maximum Deferred Sales
Charge (Load)
imposed on
redemptions
(as a percentage
of original
purchase price
or sale proceeds,
as applicable) . . . . . . .  None     5.00%4   1.00%5

Maximum Redemption/Exchange
Fee (as a percentage
of amount redeemed
or exchanged)6 . . . . . . .    2.00%    2.00%    2.00%

ANNUAL FUND
OPERATING EXPENSES . . . . .  CLASS    CLASS    CLASS
(DEDUCTED FROM . . . . . . .  A        B        C
FUND ASSETS) . . . . . . . .  SHARES   SHARES   SHARES

Management Fees. . . . . . .    0.55%    0.55%    0.55%

Distribution
and/or
Service (12b-1)
Fees . . . . . . . . . . . .    0.25%    1.00%    1.00%

Other Expenses7. . . . . . .    0.56%    0.56%    0.56%

TOTAL ANNUAL
FUND OPERATING
EXPENSES . . . . . . . . . .    1.36%    2.11%    2.11%

Amount of Fee
Waivers/Expense
Reimbursements8  . . . . . .    0.17%    0.98%    0.85%

TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/
REIMBURSEMENTS)9 . . . . . .    1.19%    1.13%    1.26%

1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges" on page 11.
3 Shareholders who own Class C Shares prior to November 1, 2003 and certain other Class C shareholders may buy additional Class C Shares without paying the 1.00% initial sales charge.

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4 A contingent deferred sales charge ("CDSC") ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for nine years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 14.
5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.
6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 30 days after the date they were acquired. This fee does not apply to shares purchased prior to November 1, 2003 and through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Redemption Fees" on page 14 and "Buying, Selling and Exchanging Fund Shares-Exchanging Shares-Excessive Exchange Activity" on page 16.
7 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.
8 Gartmore Distribution Services, Inc., the Fund's distributor, has contractually agreed to waive a portion of its Distribution and Service Fees relating to Fund shares of capital stock that the Fund has issued other than pursuant to one or more broker-dealer agreements through August 8, 2004.
9 GMF, GSA LLC and the Company have entered into a written contract limiting operating expenses (excluding any taxes, interest, and brokerage fees) to 1.90% for each of the Fund's classes of shares at least through June 30, 2004. GMF has agreed to waive or reduce its fees or remit to the Company such that total operating expenses of the Fund will not exceed 1.90%. The Company may have to repay waivers and reimbursements to GMF in the following year if the repayment can be made within the total expense limit.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and an expense limitation for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------  -------  --------  --------  ---------
Class A shares  $  7061  $    981  $  1,277  $   2,116
Class B shares  $   714  $    961  $  1,334  $   2,344
Class C shares  $   414  $    754  $  1,223  $   2,517

You would pay the following expenses on the same investment if you did not sell your shares2:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS3
--------------  -------  --------  --------  ----------
Class B shares  $   214  $    661  $  1,134  $    2,344
Class C shares  $   312  $    754  $  1,223  $    2,517

1    Assumes  a  CDSC  will  not  apply.
2 Expenses paid on the same investment in Class A shares do not change whether or not you sell your shares.
3 Reflects conversion of Class B shares into Class A shares at the beginning of the month following the ninth anniversary of the date of purchase.


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MORE  ABOUT  THE  FUND

TEMPORARY  INVESTMENTS

Generally, the Fund will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities;
(2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the Investment Company Act of 1940, as amended, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  INVESTMENTS

The Fund may use the following principal investments in an effort to increase returns, protect assets or diversify investments.

DEPOSITARY RECEIPTS. The Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S.
dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

COMPANIES IN SPECIAL SITUATIONS. The Fund may invest in securities of an issuer that GSA LLC believes will appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from:

     (i) significant changes in industry structure through regulatory developments or shifts in competition;
     (ii) a new or improved product, service, operation or technological advance;
     (iii)  changes  in  senior  management;  or
     (iv) significant  changes  in  cost  structure.

The Statement of Additional Information ("SAI") contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

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MANAGEMENT

INVESTMENT  ADVISER  -  GARTMORE  MUTUAL  FUND  CAPITAL  TRUST

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Board of Directors, GMF provides a continuous investment program and determines from time to time the securities purchased, sold or exchanged and that portion of the Fund's assets that shall be managed by GSA LLC as subadviser and monitors the performance of GSA LLC. GMFCT has determined that currently all of the Fund's assets will be managed by GSA LLC although GMFCT could manage some Fund assets directly in the future. GMF was organized in 1999 and advises mutual funds. As of June 30, 2003, GMF and its U.S. affiliates had approximately $35 billion in assets under management, including approximately $19 billion managed by GMF.

The Fund pays GMF a management fee, which is calculated daily and paid monthly based on the Fund's average daily net assets, of 0.55% of the first $1 billion in assets and 0.50% for assets greater than $1 billion. The total management fee paid by the Fund to GROUPAMA Asset Management N.A., the Fund's predecessor investment adviser ("GAMNA"), and GSA LLC, the Fund's interim investment adviser, for the fiscal year ended June 30, 2003, expressed as a percentage of the Fund's average daily net assets, was 0.55%.

GMF, GSA LLC and the Company have entered into an expense limitation agreement. The agreement sets a limit of 1.90% on the operating expenses of the Fund until June 30, 2004 and requires GMF to waive its management fee or remit to the Fund a sufficient amount if operating expenses exceed that limit. The Fund is required to repay GMF the amount of fees waived or remitted for the following year if the Fund's total operating expenses do not exceed the 1.90% limit.

SUBADVISER  -  GARTMORE  SEPARATE  ACCOUNTS  LLC

Effective on May 12, 2003, GSA LLC, a GMF affiliate, assumed the investment advisory and operational responsibilities of GROUPAMA. Immediately following the acquisition, GSA LLC, a newly registered investment adviser, assumed the investment advisory and operational responsibilities of GROUPAMA and employed substantially all of GROUPAMA's personnel, including the Fund's portfolio manager. Concurrent with the closing of the acquisition, GAMNA Series Funds, Inc. was renamed Gartmore Mutual Funds II, Inc. and the GAMNA Focus Fund was renamed the Gartmore Focus Fund.

GSA LLC, 94 North Broadway, Irvington, New York 10533, is the subadviser to the Fund. Subject to the supervision of GMF and the Directors, GSA LLC is responsible for purchasing, holding and selling investments for the Fund. GSA LLC furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund.

GSA LLC currently serves as investment adviser to individual, corporate, charitable and retirement accounts. GSA LLC was formed in January 2003 as a Delaware limited liability company and is and was registered effective May 12, 2003 as the successor investment adviser to Groupama Asset Management N.A. As of September 30, 2003, GSA LLC managed approximately $1.325 billion in assets. Out of its management fee, GMF pays GSA LLC an annual subadvisory fee, based on the Fund's average daily net assets and not taking into account any applicable waivers, of 0.3575% of the first $1 billion in assets and 0.325% for assets greater than $1 billion.

PORTFOLIO  MANAGERS
Mark P. Bronzo is the Portfolio Manager of the Fund and is responsible for making investment decisions and for the day-to-day management of the Fund's portfolio. Mr. Bronzo is assisted by Daniel W. Portanova and Joseph C. O'Connor.

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Mr. Bronzo is a Managing Director of GSA LLC and is primarily responsible for management of GSA LLC's equity accounts. From 1999 to 2003, Mr. Bronzo was Senior Vice President, Management Director, Chief Investment Officer of GROUPAMA Asset Management N.A. ("GAMNA"), the predecessor adviser to GSA LLC. From 1989 to 1999, Mr. Bronzo served as Vice President, Chief Investment Officer and served as Treasurer from 1989 to 1996 of the Sorema N.A. Group and served as Senior Vice President of its wholly-owned subsidiary, Sorema North America Reinsurance Company from 1998 to 1999. From 1989 to 1998, he also served as Director, Vice President and Chief Investment Officer of its affiliate, Fulcrum Insurance Company. He also served as Vice President and Chief Investment Officer of another Sorema affiliate, C&C Consultants, Inc., from 1989 to 1997. His responsibilities at each company were the setting of investment policy and guidelines and supervising broker-dealer relationships. From 1983 to 1989, Mr. Bronzo worked at General Reinsurance Corporation where he was an Assistant Secretary from 1987 to 1989 and Assistant Portfolio Manager from 1986 to 1989. Mr. Bronzo is a Chartered Financial Analyst. Mr. Bronzo has an MBA in Finance from New York University and a BA in Economics from Boston College.

Daniel W. Portanova is a Managing Director of GSA LLC and is primarily responsible for the management of GSA LLC's taxable bond portfolios and for assisting Mr. Bronzo in forecasting Federal Reserve Board policy and analyzing the economic background and relative attractiveness of industry sectors in which GSA LLC equity accounts, including the Fund, may invest.. From 1999 to 2003, Mr. Portanova was Senior Vice President, Managing Director, Treasurer and Board Member of GAMNA. Mr. Portanova served as Senior Vice President from 1998 to 1999 and Vice President from 1995 to 1998 of Sorema North America Reinsurance Company. From 1993 to 1995, Mr. Portanova was a Managing Director at General Reinsurance Asset Management, where he was one of two portfolio managers with investment discretion over more than $4 billion in assets. From 1989 to 1993, Mr. Portanova was a taxable fixed income portfolio manager for General Reinsurance. Mr. Portanova also worked for Smith Barney, Harris, Upham Inc. from 1984 to 1989 as an Institutional Corporate Asset Management Bond Trader, primarily in the Yankee and Canadian sectors. Mr. Portanova earned an MBA from Duke University's Fuqua School of Business and a BA in Economics from Boston College.

Joseph C. O'Connor is a Managing Director of GSA LLC and is primarily responsible for the management of GSA LLC's mid-cap portfolio and for assisting Mr. Bronzo in forecasting Federal Reserve Board policy and analyzing the economic background and relative attractiveness of industry sectors in which GSA LLC's equity accounts, including the Fund, may invest. From 2000 to 2003, Mr. O'Connor served as a Senior Vice President, Managing Director and Board Member of GAMNA. Mr. O'Connor served as Managing Director of the Corporate Bond Department of Donaldson Lufkin & Jenrette from 1989 to 2000. From 1982 to 1989, Mr. O'Connor worked in the Corporate Bond Division of L.F. Rothschild Unterberg and Towbin. Mr. O'Connor earned a BS in Finance from St. John's University, graduating 2nd in his class.

PAST  PERFORMANCE  OF  PRIVATE  ACCOUNTS

The following information is provided to illustrate the past performance of Mark Bronzo, the Fund's portfolio manager, in managing accounts with substantially similar investment objectives, policies and strategies to those of the Fund. The returns shown do not represent the performance of the Fund, which commenced investment operations on July 27, 1999. Investors should realize that past performance data is not an indication of future performance of the Fund. The investment results below represent the net historical performance of Mr. Bronzo with respect to non-fee paying proprietary accounts while employed at SOREMA N.A. Holding Corporation until December 31, 1995 and from January 1996 until May 2003 for client accounts at GROUPAMA Asset Management N.A. ("GAMNA") (formerly Sorema Asset Management Company) In May 2003, the investment advisory and operational responsibilities of GAMNA were assumed by GSA LLC. Mr. Bronzo was the sole portfolio manager responsible for this performance. He continues to be primarily responsible for the equity portfolios for clients of Gartmore Separate Accounts LLC, the successor investment adviser to GAMNA, with assistance from Daniel W. Portanova and Joseph C. O'Connor, and utilizes a substantially similar investment approach for the Fund.

NET  ANNUALIZED  RETURNS  AS  OF  SEPTEMBER  30,  2003

                                 GSA LLC EQUITY     S&P 500 INDEX
                                 --------------     -------------
One Year   10/1/02 - 9/30/03           23.57%          24.40%
Five Years 10/1/98 - 9/30/03           -4.52%           1.00%
Ten Years  10/1/93 - 9/30/03           12.13%          10.05%

The data represents accounts with assets as of September 30, 2003 of $281.47 million representing 24.20% of total assets under Mr. Bronzo's management. The data includes all accounts with substantially similar investment objectives, policies and strategies to those of the Fund. The asset-weighted composite dispersion for 2002 was 0.23% (excluding assets managed in sub-advisory accounts through a wrap-fee program for which dispersion data are not available). Only portfolios that have been managed for the full year are included in the dispersion calculation.

The performance numbers above reflect the deduction for investment advisory fees and are net of all transaction costs and expenses. The performance results reflect dividend reinvestment and are calculated on a settlement date basis through December 31, 1995 and on a trade date basis thereafter.

The private accounts that are included in the data above are not subject to the same types of expenses as the Fund and are not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (the "1940 Act") or Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The performance results of the private accounts could have been adversely affected if the accounts had been regulated as investment companies under the federal tax and securities laws. In addition, differences in the U.S. Securities and Exchange Commission (the "SEC") and Association for Investment Management & Research ("AIMR") methodologies for calculating performance could result in different performance data for identical time periods. The expenses for the private accounts included in the performance results above are lower than the Fund's anticipated expenses. If such accounts had expenses similar to the Fund's, the performance of the composite would have been lower than the results shown above.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CHOOSING  A  SHARE  CLASS
As noted in the Fund Summary, the Fund offers different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Fund are available to all investors.
The  following  sales  charges  will  generally  apply:
Front-end  Sales  Charge  when  you  purchase:

     -    Class  A  shares
     -    Class  C  shares

Contingent  Deferred  Sales  Charge  (CDSC):

     -    Class  B  shares  if you sell your shares within six years of purchase
     -    Class  C  shares  if  you sell your shares within one year of purchase

Sales charges are paid to the Fund's distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:

CLASS A SHARES                                       CLASS B SHARES                              CLASS C SHARES
-----------------------------------------------------------------------------------------------------------------------------
Front-end sales charge means that a      No front-end sales charge, so your full  Front-end sales charge means that a
portion of your initial investment goes  investment immediately goes toward       portion of your initial investment goes
toward the sales charge, and is          buying shares                            toward the sales charge and is not invested.
not invested                                                                      Front-end Sales Charge on Class C shares
                                                                                  is lower than Class A shares
-----------------------------------------------------------------------------------------------------------------------------
Reductions and waivers of the sales      No reductions of the CDSC available,     Like Class B shares, no reductions of the
charge available                         but waivers available                    CDSC are available, but waivers are
                                                                                  available
-----------------------------------------------------------------------------------------------------------------------------
Lower expenses than Class B and          Higher distribution and service fees     Higher distribution and service fees than
Class C shares mean higher               than Class A shares mean higher fund     Class A shares mean higher fund expenses
Dividends per share                      expenses and lower dividends per         and lower dividends per share
                                         share
-----------------------------------------------------------------------------------------------------------------------------
Conversion features are not              After nine years, Class B shares         Unlike Class B shares, Class C shares do
Applicable                               Convert into Class A shares, which       not automatically convert into another class
                                         reduces future fund expenses
-----------------------------------------------------------------------------------------------------------------------------
No sales charge when shares are          CDSC if shares are sold within six       CDSC of 1% is applicable if shares are sold
sold back to the Fund                    years: 5% in the first year, 4% in the   in the first year after purchase
                                         second, 3% in the third and fourth
                                         years, 2% in the fifth, and 1% in the
                                         sixth year
-----------------------------------------------------------------------------------------------------------------------------
No maximum investment limit              Investments of $250,000 or more may      Investments of $1,000,000 or more may be
                                         be rejected [1]                          Rejected [2]
-----------------------------------------------------------------------------------------------------------------------------







1    This  limit  was  calculated  based  on  a  nine  year  holding  period.
2    This  limit  was  calculated  based  on  a  one  year  holding  period.

Class A, Class B and Class C shares each pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.

If you want lower annual fund expenses, Class A shares may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower front-end sales charge than you would for Class A shares and are uncertain as to how long you may hold your shares, Class C shares may be right for you. The Fund reserves the right to reject an order of $250,000 or more for Class B shares or $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 701/2 years old and older.

--------------------------------------------------------------------------------

BUYING  SHARES

PURCHASE PRICE. The purchase or "offering" price of each share of the Fund is its "net asset value" (NAV) next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of the Fund. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund, allocable to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Fund  does  not  calculate  NAV  on  the  following  days:

     -     New  Year's  Day
     -     Martin  Luther  King,  Jr.  Day
     -     Presidents'  Day
     -     Good  Friday
     -     Memorial  Day
     -     Independence  Day
     -     Labor  Day
     -     Thanksgiving  Day
     -     Christmas  Day
     -     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

The  Fund  reserves  the  right  not  to  determine  NAV  when:

-     It  has  not  received  any  orders  to purchase, sell or exchange shares.
-     Changes  in  the  value  of  the  Fund's  portfolio do not affect the NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust (GSA), as the Fund's administrator, or its agent, determines a price does not represent fair value, the Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Directors. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.
IN-KIND PURCHASES. The Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund.

MINIMUM INVESTMENT - CLASS A, B, & C SHARES
-----------------------------------------------------------------
To open an account (per Fund) . . . . . . . . . . . . . .  $2,000
To open an IRA account (per Fund) . . . . . . . . . . . .  $1,000
Additional investments (per Fund) . . . . . . . . . . . .  $  100
To start an Automatic Asset Accumulation Plan . . . . . .  $1,000
Additional Automatic Asset Accumulation Plan Transaction.  $   50

If you purchase shares through an account at a broker, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. Call 1-800-848-0920 for more information.

--------------------------------------------------------------------------------

FRONT-END  SALES  CHARGES
CLASS  A  AND  CLASS  C  SHARES

CLASS  A  SHARES

The chart below shows the applicable Class A front-end sales charges, which decrease as the amount of your investment increases.


                          SALES  CHARGE
                              AS  A                DEALER
                           PERCENTAGE            COMMISSION
                       -------------------         AS  A
                       OFFERING    AMOUNT       PERCENTAGE OF
                         PRICE    INVESTED        OFFERING
AMOUNT OF PURCHASE            (APPROXIMATELY)       PRICE
--------------------------------------------------------------
Less than $50,000. .      5.75%      6.10%           5.00%
50,000 to $99,999 .       4.75       4.99            4.00
100,000 to $249,999       3.50       3.63            3.00
250,000 to $499,999       2.50       2.56            2.00
500,000 to $999,999       2.00       2.04            1.75
1 million or more .       None       None            None

CLASS  C  SHARES

Sales of Class C shares will be charged a front-end sales charge of 1.00% of the offering price (1.01% of the amount invested).
CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Fund of $1 million or more. You can purchase $1 million or more in Class A shares of the Fund at one time, or you can utilize the Family Member Discounts, Lifetime Additional Discounts and Letter of Intent Discounts as described below.

REDUCTION  OF  CLASS  A  SALES  CHARGES
Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

- An increase in the amount of your investment. The table above table shows how the sales charge decreases as the amount of your investment increases.

- Family Member Discount. Members of your family who live at the same address can combine investments in the Fund with investments in Class A shares of funds of Gartmore Mutual Funds (collectively with the Fund, "Gartmore Funds") Class A shares, possibly reducing the sales charge.

- Lifetime Additional Discount. You can add the value of any of the Gartmore Funds' Class A shares you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.

- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

--------------------------------------------------------------------------------

- Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares of the Gartmore Funds and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  SALES  CHARGES

The  Class  A  sales  charges  will  be  waived  for  the  following purchasers:

- Any person purchasing through an account (including wrap fee accounts) with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.

- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor

- Any person who pays for the shares with the proceeds of one of the following:
     -    Sales  of  non-Gartmore  Fund  shares
     - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead

To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemptions, and (3) you must request the waiver when you purchase the new shares (the fund may require evidence that you qualify for this waiver).

- Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code.

- Directors and retired Directors of the Company or Trustees or retired Trustees of Gartmore Mutual Funds, Gartmore Variable Insurance Trust or their predecessors.

- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grand-children) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF, GSA LLC and their affiliates.

- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.).

Additional  investors eligible for sales charge waivers may be found in the SAI.

WAIVER  OF  CLASS  C  SALES  CHARGES

Both the front-end sales charge and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons and for those persons who purchased Class C shares prior to November 1, 2003. Further information about waiver of this sales charge is available in the Fund's SAI.

CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for nine years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same.

--------------------------------------------------------------------------------

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. The Fund will not issue share certificates. When buying shares, be sure to specify the class of shares you wish to purchase.

BY MAIL. Complete and mail the application with a personal check made payable to: Gartmore Focus Fund, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Fund will not accept cash, credit cards, third-party checks, starter checks, money orders or credit card checks.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to the Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m., Eastern Time, Monday through Friday.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download the Fund prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

ARTMORE  FUNDS     1-800-848-0920

Our customized voice-response system, available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time (Monday through Friday).

Effective, January 1, 2004, to reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or
(2)  that  we  discontinue  our  practice  of householding regulatory materials.

--------------------------------------------------------------------------------

For additional information on buying shares and shareholder services, call Customer Service or contact your sales representative.

SELLING  SHARES

You can sell or, in other words, redeem your shares of the Fund at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after the Fund receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of the Fund's investments at the time of the sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of purchase to allow time for the check to clear.

The Fund may also delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

Under extraordinary circumstances the Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about the Fund's ability to make such a redemption in kind, see the SAI.

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Fund may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a signature guarantee.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

SIGNATURE  GUARANTEE-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

A  signature  guarantee  is  required  under  the  following  circumstances:

-    if  your  account  address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT  DEFERRED  SALES  CHARGE  (CDSC)  ON  CLASS  B  AND  CLASS  C  SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:

--------------------------------------------------------------------------------

SALE            1      2       3       4       5       6     7 YEARS
WITHIN        YEAR   YEARS   YEARS   YEARS   YEARS   YEARS   OR MORE
---------------------------------------------------------------------
Sales charge     5%      4%      3%      3%      2%      1%        0%

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

With respect to the CDSC for both Class B and Class C shares, the CDSC is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

We do not impose a CDSC on Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Fund will deposit an amount equal to any CDSC on Class B or Class C shares you paid. We will also waive the CDSC on Class B or Class C if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from IRA accounts after age 701/2 years. For more information, see the SAI.

REDEMPTION  FEES

The Fund will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 30 days.
The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

HOW  TO  PLACE  YOUR  SALE  ORDER

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer to the section entitled "Signature Guarantee-Class A, Class B and Class C shares" above.

BY TELEPHONE. Calling 1-800-848-0920 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use the voice response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Fund will use procedures to confirm that telephone instructions are genuine. If the Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Fund may record telephone instructions to sell shares. The Fund reserves the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

--------------------------------------------------------------------------------

BY BANK WIRE. The Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Gartmore Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on our website, www.gartmorefunds.com. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Fund reserves the right to require the original document if you fax your letter.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

CAPITAL  GAINS  TAXES
If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -Selling Fund Shares" on page __.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to redeem Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS  WITH  LOW  BALANCES-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

If the value of your Class A, B or C shares of the Fund falls below $2,000 ($1,000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

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DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Company has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B and Class C shares of the Fund to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B and Class C shares of the Fund pay the Distributor compensation which is accrued daily and paid monthly. The Fund shall pay amounts not exceeding an annual amount of:

    CLASS            As a % of daily net assets
------------------------------------------------------
CLASS A SHARES  0.25% (all of which is service fee)
CLASS B SHARES  1.00% (of which 0.25% is service fee)
CLASS C SHARES  1.00% (of which 0.25% is service fee)

Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

You can exchange the shares of the Fund that you own for shares of another fund within Gartmore Funds (except the Gartmore Morley Capital Accumulation Fund or any Gartmore Fund not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets that fund's minimum investment requirement. For example, you can exchange Class A shares of the Fund for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B or Class C shares of another fund.

CAPITAL  GAINS  TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes - Exchanging Fund Shares" on page 18.

Generally, there is no sales charge for exchanges of Class B or Class C shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Gartmore Fund into which you are exchanging. If you exchange your Class A shares of the Fund that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Fund. Exchanges into the Prime Shares of the Money Market Fund are permitted from Class A, Class B and Class C shares of the Fund. If you exchange Class B or Class C shares for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B or Class C shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C shares, the time you held Class B or Class C shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

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HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 13 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-898-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Company reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE  EXCHANGE  ACTIVITY

The Company reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of the Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from one of these funds or exchanged out of one of these funds into another Gartmore fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Fund, the Gartmore U.S. Growth Leaders Fund and
Gartmore  Nationwide  Leaders  Fund):

FUND                                                 EXCHANGE FEE
-----------------------------------------------------------------
Gartmore Focus Fund. . . . . . . . . . . . . . . .          2.00%
Gartmore Long-Short Equity Plus Fund . . . . . . .          2.00%
Gartmore Emerging Markets Fund . . . . . . . . . .          2.00%
Gartmore International Growth Fund . . . . . . . .          2.00%
Gartmore International Small Cap Growth Fund . . .          2.00%
Gartmore Global Financial Services Fund. . . . . .          2.00%
Gartmore Global Utilities Fund . . . . . . . . . .          2.00%
Gartmore Global Health Sciences Fund . . . . . . .          2.00%
Gartmore Worldwide Leaders Fund. . . . . . . . . .          2.00%
Gartmore Nationwide Leaders Fund . . . . . . . . .          2.00%
Gartmore U.S. Growth Leaders Fund. . . . . . . . .          2.00%
Gartmore Global Technology and Communications Fund          2.00%
Gartmore Micro Cap Equity Fund . . . . . . . . . .          1.50%
Gartmore Mid Cap Growth Fund . . . . . . . . . . .          1.50%
Gartmore Millennium Growth Fund. . . . . . . . . .          1.50%
Gartmore Value Opportunities Fund. . . . . . . . .          1.50%
Nationwide Small Cap Fund. . . . . . . . . . . . .          1.50%

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The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

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DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Each quarter, the Fund distributes any available income dividends to shareholders. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless such dividends are designated as qualified dividend income (as described below) in the case of individual shareholders or you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported on a Form 1099, which we will send to you during tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For corporate shareholders, a portion of each year's distributions, if properly designated, may be eligible for the corporate dividend-received deduction. In addition, for taxable years beginning on or before December 31, 2008, distributions of income dividends designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met. A portion of each year's distributions may be derived from qualified dividend income.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by the Fund (meaning the gains from sales of securities over any losses from sales), will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as such no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 15% for taxable years beginning on or before December 31, 2008 (after which time the maximum rate will increase to 20%). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. You will incur tax liability on distributions whether you take payment in cash or reinvest them to purchase additional Fund shares. For more information regarding capital gains tax rates, speak with your tax adviser.

REINVESTING  DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the Fund. You may request a payment in cash in writing if distributions are in excess of $5. You will be subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money will be reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

CHANGING  YOUR  DISTRIBUTION  OPTION

If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs the Fund to withhold a portion of such distributions and proceeds.

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When withholding is required, the amount will be 28% for taxable years beginning on or before December 31, 2010 (after which time the rate will increase to 31%). Backup withholding is not an additional tax and any amounts withheld will be allowed as a refund or a credit against your federal income tax liability if the appropriate information is timely provided to the Internal Revenue Service.

STATE  AND  LOCAL  TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING  FUND  SHARES

When you sell your shares in the Fund, you may realize a capital gain or loss, which is subject to federal income tax. The amount of tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 15% for taxable years beginning on or before December 31, 2008 (after which time the maximum rate will increase to 20%); and short-term capital gains are taxed as ordinary income. Capital gains from your sale of Fund shares is not reported by the Fund on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you may have.

EXCHANGING  FUND  SHARES

Exchanging your shares of a Fund for another Fund within the Gartmore Funds is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset certain capital gains you may have.

NON-U.S.  INVESTORS

Non-U.S. investors may be subject to U.S. withholding or estate tax and are subject to special U.S. tax certification requirements.


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FINANCIAL  HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment all dividends and distributions and no sales charges. The information for the fiscal years ended June 30, 2003, 2002, 2001, 2000 and 1999 has been audited by KPMG LLP, whose report, along with the Fund's financial statements, included in the annual report, which is available upon request.



                                                                                    CLASS A
                                                                    YEAR       YEAR       YEAR       FOR THE
                                                                    ENDED      ENDED      ENDED      PERIOD
                                                                   6/30/03    6/30/02    6/30/01    7/27/99*
                                                                                                     THROUGH
                                                                                                     6/30/00
Net asset value, beginning of period . . . . . . . . . . . . . .  $   5.32   $   7.94   $  12.91   $    10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment (deficit) . . . . . . . . . . . . . . . . . . . .     (0.04)   (0.04)3      (0.07)       (0.06)
Net gain (loss) on securities (both realized and unrealized) . .     (0.25)     (2.58)     (4.90)        2.97
TOTAL FROM INVESTMENT OPERATIONS . . . . . . . . . . . . . . . .     (0.29)     (2.62)     (4.97)        2.91
LESS DISTRIBUTIONS
Dividends from net investment income . . . . . . . . . . . . . .      0.00       0.00       0.00         0.00
Distributions from capital gains . . . . . . . . . . . . . . . .      0.00       0.00       0.00         0.00
TOTAL DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . .      0.00       0.00       0.00         0.00
Net asset value, end of period . . . . . . . . . . . . . . . . .  $   5.03   $   5.32   $   7.94   $    12.91
TOTAL RETURN1. . . . . . . . . . . . . . . . . . . . . . . . . .    (5.45)%   (33.00)%   (38.50)%   29.10%***

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) . . . . . . . . . . . . . .  $ 18,005   $ 23,172   $ 47,709   $   63,397
Ratio of gross expenses (before waivers) to average net assets2.      1.90%      1.46%      1.25%     1.56%**
Ratio of waivers to average net assets2. . . . . . . . . . . . .    (0.12)%    (0.10)%    (0.12)%   (0.22)%**
Ratio of net expenses (after waivers)  to average net assets2. .      1.78%      1.36%      1.13%     1.34%**
Ratio of net investment deficit to average net assets 2. . . . .    (0.86)%    (0.66)%    (0.65)%   (0.89)%**
Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . .     69.79%     76.90%     91.13%       54.26%

*      Commencement  of  investment  operations
**     Annualized
***    Not  Annualized
1      Exclusive  of  deduction  of  sales  charges  on  investments.
2      Expense  waivers  reflect  voluntary  reductions  of  distribution related expenses.
3      Computed  using  average  shares  outstanding.

--------------------------------------------------------------------------------


                                                                                    CLASS  B
                                                                                                      FOR THE
                                                                                                      PERIOD
                                                                     YEAR       YEAR       YEAR      7/27/99*
                                                                     ENDED      ENDED      ENDED      THROUGH
                                                                    6/30/03    6/30/02    6/30/01     6/30/00
Net asset value, beginning of period. . . . . . . . . . . . . . .  $   5.30   $   7.92   $  12.90   $    10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment (deficit). . . . . . . . . . . . . . . . . . . . .     (0.04)   (0.05)3      (0.08)       (0.11)
Net gain (loss) on securities (both realized and unrealized). . .     (0.25)     (2.57)     (4.90)        3.01
TOTAL FROM INVESTMENT OPERATIONS. . . . . . . . . . . . . . . . .     (0.29)     (2.62)     (4.98)        2.90
LESS DISTRIBUTIONS
Dividends from net investment income. . . . . . . . . . . . . . .      0.00       0.00       0.00         0.00
Distributions from capital gains. . . . . . . . . . . . . . . . .      0.00       0.00       0.00         0.00
TOTAL DISTRIBUTIONS . . . . . . . . . . . . . . . . . . . . . . .      0.00       0.00       0.00         0.00
Net asset value, end of period. . . . . . . . . . . . . . . . . .  $   5.01   $   5.30   $   7.92   $    12.90
TOTAL RETURN1 . . . . . . . . . . . . . . . . . . . . . . . . . .    (5.47)%   (33.08)%   (38.60)%   29.00%***

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's). . . . . . . . . . . . . . .  $ 15,449   $ 16,485   $ 24,938   $   39,934
Ratio of gross expenses (before waivers)  to average net assets2.      2.66%      2.26%      2.03%     2.45%**
Ratio of waivers to average net assets2 . . . . . . . . . . . . .    (0.87)%    (0.83)%    (0.80)%   (0.90)%**
Ratio of net expenses (after waivers)  to average net assets2 . .      1.79%      1.43%      1.23%     1.55%**
Ratio of net investment deficit to average net assets2. . . . . .    (0.87)%    (0.73)%    (0.76)%   (1.04)%**
Portfolio Turnover. . . . . . . . . . . . . . . . . . . . . . . .     69.79%     76.90%     91.13%       54.26%

*     Commencement  of  investment  operations
**    Annualized
***   Not  Annualized
1     Exclusive  of  deduction  of  sales  charges  on  investments.
2     Expense  waivers  reflect  voluntary  reductions  of  distribution related expenses.
3     Computed  using  average  shares  outstanding.

--------------------------------------------------------------------------------


                                                                                    CLASS C
                                                                    YEAR       YEAR       YEAR       FOR THE
                                                                    ENDED      ENDED      ENDED      PERIOD
                                                                   6/30/03    6/30/02    6/30/01    7/27/99*
                                                                                                     THROUGH
                                                                                                     6/30/00
Net asset value, beginning of period . . . . . . . . . . . . . .  $   5.27   $   7.89   $  12.88   $    10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment (deficit).. . . . . . . . . . . . . . . . . . . .     (0.06)   (0.07)3      (0.10)       (0.10)
Net gain (loss) on securities(both realized and unrealized). . .     (0.24)     (2.55)     (4.89)        2.98
TOTAL FROM INVESTMENT OPERATIONS . . . . . . . . . . . . . . . .     (0.30)     (2.62)     (4.99)        2.88

LESS DISTRIBUTIONS
Dividends from net investment income . . . . . . . . . . . . . .      0.00       0.00       0.00         0.00
Distributions from capital gains . . . . . . . . . . . . . . . .      0.00       0.00       0.00         0.00
TOTAL DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . .      0.00       0.00       0.00         0.00
Net asset value, end of period . . . . . . . . . . . . . . . . .  $   4.97   $   5.27   $   7.89   $    12.88
TOTAL RETURN1. . . . . . . . . . . . . . . . . . . . . . . . . .    (5.69)%   (33.21)%   (38.74)%   28.80%***

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) . . . . . . . . . . . . . .  $ 14,681   $ 17,940   $ 33,591   $   46,298
Ratio of gross expenses (before waivers) to average net assets2.      2.69%      2.27%      2.04%     2.45%**
Ratio of waivers to average net assets2. . . . . . . . . . . . .    (0.79)%    (0.54)%    (0.51)%   (0.80)%**
Ratio of net expenses (after waivers) to average net assets2 . .      1.90%      1.73%      1.53%     1.65%**
Ratio of net investment deficit to average net assets2 . . . . .    (0.98)%    (1.04)%    (1.06)%   (1.16)%**
Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . .     69.79%     76.90%     91.13%       54.26%

*     Commencement  of  investment  operations
**    Annualized
***   Not  Annualized
1     Exclusive  of  deduction  of  sales  charges  on  investments.
2     Expense  waivers  reflect  voluntary  reductions of distribution and class specific  related  expenses.
3     Computed  using  average  shares  outstanding.

--------------------------------------------------------------------------------

INFORMATION  FROM  GARTMORE  FUNDS

PLEASE READ THIS PROSPECTUS BEFORE YOU INVEST, AND KEEP IT WITH YOUR RECORDS. THE FOLLOWING DOCUMENTS - WHICH MAY BE OBTAINED FREE OF CHARGE - CONTAIN ADDITIONAL INFORMATION ABOUT THE FUND:

- Statement of Additional Information (incorporated by reference into this Prospectus)
-     Annual  Report
-     Semi-Annual  Report

To obtain a document free of charge, contact us at the address or number listed below.

FOR  ADDITIONAL  INFORMATION  CONTACT:

Gartmore  Funds  P.O.  Box  182205
Columbus,  Ohio  43218-2205  (614)  428-3278  (fax)

FOR  INFORMATION,  ASSISTANCE  AND  WIRE  ORDERS:

1-800-848-0920  (toll free, 8 a.m. - 9 p.m. Eastern Time, Monday through Friday)

FOR  24-HOUR  ACCOUNT  ACCESS:

1-800-848-0920  (toll  free)
Also,  visit  the  Gartmore  Funds'  website  at  www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

The  Fund's  Investment  Company  Act  File  No.:  811-9275

                         GARTMORE MUTUAL FUNDS II, INC.
                       (FORMERLY GAMNA SERIES FUNDS, INC.)

                               GARTMORE FOCUS FUND
                           (FORMERLY GAMNA FOCUS FUND)

                       STATEMENT OF ADDITIONAL INFORMATION
                               Dated June 29, 2004

This Statement of Additional Information ("SAI") sets forth information about Gartmore Mutual Funds II, Inc. (formerly GAMNA Series Funds, Inc.) and its portfolio, Gartmore Focus Fund (formerly GAMNA Focus Fund), which may be of interest to investors but which is not necessarily included in the Prospectus dated October 30, 2003 and as supplemented from time to time (the "Prospectus") offering shares of Gartmore Focus Fund. This SAI should be read in conjunction with the Prospectus. The audited financial statements of the Gartmore Focus Fund (the "Fund") for the fiscal year ended June 30, 2003 and the unaudited financial statements of the Fund are incorporated by reference into this SAI from its Annual Report and Semi-Annual Report. You may obtain free copies of the Prospectus and Annual Report by contacting the Gartmore Focus Fund at the address or phone number listed below.

This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective Prospectus.

For more information about your account, simply call or write Gartmore Focus Fund at:

                                 (800) 848-0920

                                 Gartmore Funds
                                 P.O. Box 182205
                            Columbus, Ohio 43218-2205

                                TABLE OF CONTENTS



                                                 PAGE
-----------------------------------------------------
THE FUND. . . . . . . . . . . . . . . . . . . .     1
INVESTMENT POLICIES AND RESTRICTIONS. . . . . .     1
MANAGEMENT OF THE COMPANY . . . . . . . . . . .     9
CODE OF ETHICS. . . . . . . . . . . . . . . . .    16
THE INVESTMENT ADVISER AND THE SUBADVISER . . .    16
DISTRIBUTION AGREEMENT. . . . . . . . . . . . .    18
DISTRIBUTION PLANS. . . . . . . . . . . . . . .    20
OTHER SERVICE PROVIDERS . . . . . . . . . . . .    21
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION    23
PROXY VOTING POLICIES . . . . . . . . . . . . .    25
PORTFOLIO TURNOVER. . . . . . . . . . . . . . .    25
PURCHASES, REDEMPTIONS AND EXCHANGES. . . . . .    26
DETERMINATION OF NET ASSET VALUE. . . . . . . .    31
PERFORMANCE INFORMATION . . . . . . . . . . . .    32
TAX MATTERS . . . . . . . . . . . . . . . . . .    36
EXPENSES. . . . . . . . . . . . . . . . . . . .    42
GENERAL INFORMATION . . . . . . . . . . . . . .    42
CONTROL PERSONS AND PRINCIPAL HOLDERS . . . . .    43
FINANCIAL STATEMENTS. . . . . . . . . . . . . .    44
APPENDIX A. . . . . . . . . . . . . . . . . . .   A-1
APPENDIX B. . . . . . . . . . . . . . . . . .  .  B-1

                                    THE FUND

Gartmore Mutual Funds II, Inc. (formerly known as GAMNA Series Funds, Inc., the "Company") is an open-end investment company which was organized as a corporation under the laws of the State of Maryland on March 18, 1999. The Company presently consists of a single series, Gartmore Focus Fund (formerly known as the GAMNA Focus Fund, the "Fund"). The Fund is non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Fund are collectively referred to in this SAI as the "Shares."

The Company's Board of Directors provide broad supervision over the affairs of the Company, including the Fund. Gartmore Mutual Fund Capital Trust ("GMFCT") is the investment adviser for the Fund. Gartmore Separate Accounts LLC ("GSA") serves as the subadviser for the Fund. Gartmore SA Capital Trust serves as the Company's administrator and supervises the overall administration of the Company, including the Fund.

                      INVESTMENT POLICIES AND RESTRICTIONS

INVESTMENT  POLICIES

The Prospectus sets forth the various investment policies of the Fund. The following information supplements and should be read in conjunction with the related sections of the Prospectus. Except as specifically set forth below under "Investment Restrictions," the investment policies of the Fund (including the Fund's investment objective) are non-fundamental and may be changed without the approval of the shareholders of the Fund. In the event of a change in the Fund's investment objective, shareholders will be given at least 30 days' written notice prior to such a change. For descriptions of the securities ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") see Appendix A.

DEPOSITARY RECEIPTS. The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S.
securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of the Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

The Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Depositary receipts carry additional risks associated with investing in foreign securities. These investment risks may involve, among other considerations, risks relating to future political and economic developments, more limited liquidity than comparable domestic securities, the possible imposition of withholding taxes on income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers.

MONEY MARKET INSTRUMENTS. The Fund may invest in cash or high-quality, short-term money market instruments. Money market instruments may include the following types of instruments:

- obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

- obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any Nationally Recognized Securities Rating Organization ("NRSRO");

-    repurchase  agreements;

-    bank  or  savings  and  loan  obligations;

- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

- bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

- high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser.

- extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period, and if the extendable commercial notes are determined to be illiquid.

- unrated short term (maturing in 397 days or less) debt obligations that are determined by the Fund's investment adviser or subadviser to be of comparable quality to the securities described above.


U.S.  GOVERNMENT  SECURITIES. The Fund may invest in U.S. government securities.
U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

- the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives;

- the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPs are sold at a deep discount from their face value. Because the principal portion of the STRIPs do not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable rate master demand note (a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

BANK OBLIGATIONS. Bank obligations that may be purchased by the Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

Investments in the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by the Fund, the Fund's custodian, or a sub-custodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. The Fund's investment adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

BORROWINGS. The Fund may borrow money from banks, limited by SEC rules to 33-1/3% of its total assets (including the amount borrowed), and may engage in reverse repurchase agreements which may be considered a form of borrowing. In addition, the Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. The Fund will not purchase securities when bank borrowings exceed 5% of the Fund's total assets, except that the Fund may purchase securities during such time to the extent only that the Fund's receivables for securities sold exceeds the amount of such borrowings at the time of purchase.

The Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable sub-custodian, which may include the lender.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. The Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Reverse repurchase agreements may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related reverse repurchase agreements. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the reverse repurchase agreement, the Fund's investment adviser or subadviser believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.

OTHER INVESTMENT COMPANIES. To the extent permitted by the 1940 Act, the Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of the Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. The Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund.

SECURITIES LOANS. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 102% (105% for non-U.S. securities) of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of directors must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. The Fund might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with the Fund. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INVESTMENT  RESTRICTIONS

The Fund has adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the shares of the Fund present or represented by proxy at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Fund may not:

(1) borrow money, except that the Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33 1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings;

(2) make loans, except that the Fund may: (i) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (ii) enter into repurchase agreements with respect to portfolio securities; (iii) lend portfolio securities with a value not in excess of one-third of the value of its total assets; and (iv) delays in the settlement of securities transactions will not be considered loans;

(3) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(4) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent the Fund from investing in securities or other instruments backed by physical commodities;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. Investments by the Fund in marketable securities of companies engaged in such activities are not hereby precluded;

(6) issue any senior security (as defined in the 1940 Act), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act; or

(7) underwrite securities issued by other persons except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

The following investment restrictions of the Fund may be changed without the approval of the shareholders of the Fund. The Fund may not:

(1) hold more than 25% of its total assets in securities of any single issuer and, with respect to 50% of its total assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its total assets in the securities of any one issuer other than obligations of the U.S. government, its agencies and instrumentalities;

(2) make short sales of securities, including short sales "against the box," or purchase securities on margin except for short-term credit necessary for clearance of portfolio transactions;

(3)  invest  more  than  15%  of  its  net  assets  in  illiquid  securities; or

(4)  write,  purchase or sell any put or call option or any combination thereof.

If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation; provided, however, that the Fund will be required to reduce its outstanding borrowings in accordance with the requirements of the 1940 Act if its asset coverage falls below 300%. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Directors will consider what actions, if any, are appropriate to maintain adequate liquidity.

                            MANAGEMENT OF THE COMPANY

The operations of the Company are managed under the direction of the Board of Directors. The Board establishes the Fund's policies and reviews the management of the Fund. The Board meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Fund. Information about the Directors and the officers of the Company is set forth below. Unless otherwise indicated, the address of each Director and officer is 94 North Broadway Irvington, New York 10533.




NAME                        TERM                     PRINCIPAL                    NUMBER        OTHER
(AGE)                        OF                    OCCUPATION(S)                    OF      DIRECTORSHIPS
ADDRESS                    OFFICE                     DURING                    PORTFOLIOS       HELD
AND                          AND                       PAST                      IN FUND          BY
POSITION(S)                LENGTH                     5 YEARS                    COMPLEX       DIRECTOR
WITH                         OF                                                  OVERSEEN        (2)
FUND                        TIME                                                    BY
                          SERVED(1)                                              DIRECTOR
-------------------------------------------------------------------------------------------------------
                                   INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------------------
Robert T. Adams (50) . .  Since      Attorney, Wilson, Elser,                            1  None
Director, Member . . . .  1999       Moskowitz, Edelman &
of Audit Committee                   Dicker, 1986 - present
-------------------------------------------------------------------------------------------------------
Vincent Benefico (43). .  Since      Vice President, Reuters Financial                   1  None
Director, Member of. .    1999       ("Reuters"), a vendor of financial
Audit Committee                      news and information, 2000-present;
                                     Director, Fixed Income Product
                                     Management, Reuters, 1999-2000,
                                     Product Support Manager,
                                     Reuters, 1997-1999.
-------------------------------------------------------------------------------------------------------
James Carluccio (50) . .  Since      Pilgrim Advisors, Inc., Managing                    1  None
Director, Member of. . .  1999       Director, 1999-present; Technology
Audit Committee                      Solutions Company, 1992-1999;
                                     Andersen Consulting, Partner, 1976-1992.
-------------------------------------------------------------------------------------------------------
Edward Fogarty (45). . .  Since      Attorney, White & McSpedon, P.C.,                   1  None
Director, Member of. . .  1999       1999-present; Attorney, Fogarty &
Audit Committee                      Fogarty PC, 1984-1999.
-------------------------------------------------------------------------------------------------------
Jonathan M. Rather (44).  Since      General Partner and Chief Financial                 1  None
Director, Member of. . .  1999       Officer of Welsh, Carson, Anderson &
Audit Committee                      Stowe, a private equity investment
                                     firm in health care and information
                                     services, 1999-present; Chief Operating
                                     Officer and Chief Financial Officer of
                                     Goelet Corporation, an investment
                                     management company, 1985-1999.
-------------------------------------------------------------------------------------------------------
                              INTERESTED DIRECTOR3
-------------------------------------------------------------------------------------------------------
Mark P. Bronzo (43). . .  Since      Managing Director and Member of                     1  None
Chairman, President &. .  1999       Board of Managers of Gartmore
Chief Executive Officer              Separate Accounts LLC, 1999-present;
                                     Senior Vice President, 1998-2003, Vice
                                     President 1995-1998, Managing Director
                                     and Board Member of GAMNA
                                     (formerly Sorema Asset
                                     Management Company), 1998-2003.
-------------------------------------------------------------------------------------------------------


NAME                                                             PRINCIPAL                     NUMBER        OTHER
(AGE)                                 TERM                     OCCUPATION(S)                     OF      DIRECTORSHIPS
ADDRESS                                OF                          DURING                    PORTFOLIOS       HELD
AND                                  OFFICE                         PAST                         IN            BY
POSITION(S)                           AND                         5 YEARS                       FUND      DIRECTOR(2)
WITH                                 LENGTH                                                   COMPLEX
FUND                                   OF                                                     OVERSEEN
                                 TIME SERVED(1)                                                  BY
                                                                                              DIRECTOR
----------------------------------------------------------------------------------------------------------------------
                         OFFICERS WHO ARE NOT DIRECTORS
----------------------------------------------------------------------------------------------------------------------
Joseph C. O'Connor (43) . . . .  Since           Managing Director and Member of the         N/A         N/A
Senior Vice President . . . . .  2000            Board of Managers of Gartmore Separate
                                                 Accounts LLC, 2003-present; Senior
                                                 Vice President, Managing Director and
                                                 Board Member of GAMNA, 2000-2003;
                                                 Managing Director, Corporate Bond
                                                 Department of Donaldson Lufkin &
                                                 Jenrette Securities, 1989-2000.
----------------------------------------------------------------------------------------------------------------------
Daniel W. Portanova (43). . . .  Since           Managing Director and Member of the         N/A         N/A
Senior Vice President,. . . . .  1999            Board of Managers of Gartmore Separate
Treasurer and Chief                              Accounts LLC, 2003-present; Senior Vice
 Operating Officer                               President, Managing Director and Board
                                                 Member of GAMNA 1998-2003;Vice
                                                 President and Managing Director of Sorema
                                                 Asset Management Company, 1995-1998.
----------------------------------------------------------------------------------------------------------------------
Iona K. Watter (51) . . . . . .  Since           Director of Compliance, Gartmore            N/A         N/A
Secretary . . . . . . . . . . .  1999            Separate Accounts LLC, 2003-Present;
                                                 Second Vice President 1999-2003,
                                                 Corporate Secretary and Compliance
                                                 Officer, GAMNA 1995-2003.
----------------------------------------------------------------------------------------------------------------------


1 Each Director and officer serves for an indefinite term, until his/her successor is elected.
2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.
3 Mr. Bronzo, is an employee of Gartmore Global Investments, an affiliate of the Fund, and the Portfolio Manager for Gartmore Separate Accounts LLC, and is deemed to be an "interested person" of the Fund as the term is defined in the 1940 Act, as a result of their positions with these entities.


RESPONSIBILITIES  OF  THE  BOARD  OF  DIRECTORS
AND  ITS  COMMITTEES

BOARD OF DIRECTORS. The primary responsibility of the Board of Directors is to represent the interests of the shareholders of the Fund and to provide oversight management of the Fund. Currently the Board is comprised of six individuals, one of whom is considered "interested" Directors. The Board generally will meet at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board of Directors met five times during the fiscal year ended June 30, 2003.

Currently, the Board has an Audit Committee, a Pricing Committee and a Nominating Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Adams, Benefico, Carluccio, Fogarty and Rather, each of whom are considered Independent Directors of the Fund. The Audit Committee has the responsibility, among other things, to (1) select the Fund's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications;
(4) review with such independent auditors the adequacy of the Fund's basic accounting system and the effectiveness of the Fund's internal accounting controls; and (5) pre-approve all engagements for audit and non-audit functions to be provided by the independent auditor and all engagements for non-audit services. The Audit Committee met two times during the fiscal year ended June 30, 2003.

PRICING COMMITTEE. The Pricing Committee is composed of Mark P. Bronzo, and Jonathan M. Rather. The Pricing Committee, under procedures established by the Board, determines a price for a security held by a fund for which market quotations are not readily available or at such time that market quotations cease to be available. The Pricing Committee reports its findings to the full
Board on a quarterly basis, as necessary. The Pricing Committee did not meet during the fiscal year ended June 30, 2003.

NOMINATING COMMITTEE. The Nominating Committee nominates Directors. The Nominating Committee is comprised of Messrs. Adams, Benefico, Carluccio, Fogarty and Rather, each of whom are considered Independent Directors of the Fund. They consider nominees recommended by shareholders of the Fund who submit recommendations in writing to the Committee in care of the Secretary of the Fund and include biographical information about their nominees. The Nominating Committee did not meet during the fiscal year ended June 30, 2003.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of the Fund's equity securities beneficially owned by each Director as of December 31, 2002.




NAME                      DOLLAR         AGGREGATE DOLLAR RANGE OF
OF                         RANGE          EQUITY SECURITIES IN ALL
DIRECTOR                 OF EQUITY         REGISTERED INVESTMENT
                        SECURITIES         COMPANIES OVERSEEN BY
                          IN THE        DIRECTORS WITHIN THE FAMILY
                           FUND           OF INVESTMENT COMPANIES
--------------------------------------------------------------------
Robert T. Adams . .  None               None
--------------------------------------------------------------------
Vincent Benefico. .  None               None
--------------------------------------------------------------------
Mark P. Bronzo. . .  Over $100,000      Over $100,000
--------------------------------------------------------------------
James S. Carluccio.  $50,000-$100,0000  $   50,000-$100,0000
--------------------------------------------------------------------
Edward Fogarty, Jr.  $  10,001-$50,000  $     10,001-$50,000
--------------------------------------------------------------------
Jonathan M. Rather.  None               None
--------------------------------------------------------------------

As a group, the Directors and officers of the Fund owned more than 1% of Class A Shares and owned less than 1% of Class B and Class C Shares of the Fund, as of April 16, 2004.

As of December 31, 2002, the Independent Directors or their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities or interests of the Fund's Investment Adviser or Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the Investment Adviser or Distributor, nor enter any transaction with such entities or have any relationships with such entities.

Each Independent Director receives a fee, which consists of an annual retainer of $8,500 and a meeting fee of $1,000 for each Board meeting attended. Each Director is also reimbursed for expenses incurred in attending each meeting of the Board of Directors or any committee thereof. The Fund does not pay any pension or retirement benefits.

The following table sets forth the compensation paid by the Fund for the year ended June 30, 2003 to each of the Independent Directors:




NAME                     AGGREGATE        TOTAL COMPENSATION
OF                   COMPENSATION PAID       FROM COMPLEX
DIRECTOR               FROM THE FUND     PAID TO DIRECTORS(1)
-------------------------------------------------------------
Robert T. Adams . .  $           12,500  $              12,500
-------------------------------------------------------------
Vincent Benefico. .  $           12,500  $              12,500
-------------------------------------------------------------
James S. Carluccio.  $           12,500  $              12,500
-------------------------------------------------------------
Edward Fogarty, Jr.  $           12,500  $              12,500
-------------------------------------------------------------
Jonathan M. Rather.  $           12,500  $              12,500
-------------------------------------------------------------


1 The Fund is one of 83 mutual funds managed by Gartmore Mutual Fund Capital Trust or its affiliates as of June 30, 2003.

The Articles of Incorporation provide that the Company will indemnify its Directors and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Company, unless, as to liability to the Company or its shareholders, they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices.

INVESTMENT  ADVISORY  ARRANGEMENTS

On May 12, 2003, Gartmore Global Investments, Inc. ("Gartmore") acquired Groupama Asset Management N.A. ("Groupama" or "GAMNA"), the former investment adviser of the Fund. Immediately following the acquisition, Gartmore Separate Accounts LLC ("GSA LLC"), a newly registered investment adviser, assumed the investment advisory and operational responsibilities of Groupama and employed substantially all of Groupama's personnel, including the Fund's portfolio manager.

The closing of the acquisition resulted in an assignment and, therefore a termination, of the Fund's existing Investment Advisory Agreement under the 1940 Act. In anticipation of the closing, the Board of Directors at a special meeting held on April 25, 2003 approved an Interim Advisory Agreement with GSA LLC that went into effect on May 12, 2003. At a special meeting on May 29, 2003, the Board of Directors approved a new investment advisory agreement (the "New Advisory Agreement") between Gartmore Mutual Fund Capital Trust ("GMFCT") and the Company and a new subadvisory agreement (the "Subadvisory Agreement" and together with the New Advisory Agreement, the "New Agreements") between GMFCT, GSA LLC and the Company that were then submitted to shareholders for approval. At a special meeting of stockholders held on August 15, 2003, the stockholders of the Fund approved the New Agreements.

At the May 29, 2003 meeting, the Board of Directors also approved changing the Fund's distributor, transfer agent and administrator to Gartmore Distribution Services, Inc., Gartmore Investors Services, Inc. and Gartmore SA Capital Trust (the "Administrator"), respectively, which are each affiliates of Gartmore. Gartmore anticipates that it will sub-contract certain of these services to BISYS Fund Services Ohio, Inc. The Board of Directors also approved changing the Fund's custodian to JPMorgan Chase Bank.

GMFCT acts as the investment adviser for the Fund pursuant to the New Advisory Agreement. GSA LLC serves as subadviser for the Fund pursuant to the Subadvisory Agreement. The New Agreements were each initially approved by shareholders on August 15, 2003 for a period of two-years. After the initial two-year period, each of the New Agreements must be approved at least annually
(a) by the vote of a majority of the Fund's outstanding voting securities or by the Company's Board of Directors and (b) by the vote, cast in person at a meeting called for the purpose, of a majority of the Company's Board of Directors who are not parties to the New Agreements or "interested persons" of any such party. The New Agreements may be terminated at any time, without the payment of any penalty, by a vote of a majority of the Fund's outstanding voting securities or by a vote of a majority of the Company's entire Board of Directors on 60 days' written notice to GMFCT or GSA LLC, as the case may be, or by GMFCT or GSA LLC, as the case may be, on 60 days' written notice to the Company and GMFCT, if the notice is sent by GSA LLC. Each of the New Agreements shall terminate automatically in the event of its assignment. The New Agreements provide that GMFCT and GSA LLC, as applicable, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the New Agreements, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or by reason of reckless disregard of its obligations under the New Agreements.

In approving the New Agreements, the Board of Directors (including all of the Independent Directors) primarily considered whether approving the New Agreements would be in the best interest of the Fund and its shareholders, which included an evaluation of the nature and quality of services provided under the New Agreements and the overall fairness of the agreements to the Fund. Before approving the New Agreements, the Board of Directors reviewed a detailed profitability analysis with respect to GMFCT and GSA LLC, a statistical report prepared by an independent provider of investment company data and background materials provided by Gartmore, GMFCT and GSA LLC.

The Board of Directors reviewed the statistical information provided by Lipper Inc. (the "Lipper Report") regarding the expenses and performance of the Fund and the expenses and performance results for a group of funds that was determined by Lipper to be similarly sized to, and utilizing a similar investment strategy as, the Fund (the "Lipper Group"). With respect to the advisory fees the Board of Directors noted that the aggregate advisory fees to be paid by the Fund under the New Agreements would be the same as they were under the previous agreement and that they were comparable to the advisory fees paid by the other funds in the Lipper Group. The Board of Directors also noted that the fees to be paid under the Subadvisory Agreement would be paid by GMFCT, not the Fund.

The Board of Directors discussed how the expenses would be affected by the various resources to be provided by GMFCT and GSA LLC. The Board of Directors discussed the commitment of Gartmore to maintain and enhance the services provided to the Fund by GMFCT and GSA LLC, including the continuation of the waiver agreement with the Distributor for Distribution and Service fees related to non-brokered shares, and access to an expanded distribution system and greater research capabilities. The Board of Directors also considered the likelihood of GMFCT's and GSA LLC's continued financial stability, particularly in light of the overall experience and reputation of Gartmore and its financial stability, and whether there were any aspects of the acquisition likely to affect the ability of GMFCT and GSA to retain and attract qualified personnel following the consummation of the acquisition.

The Board of Directors then analyzed additional information provided by GMFCT and GSA LLC regarding the services that each of them would provide to the Fund and information relating their personnel, operations and financial condition. The Board of Directors reviewed the New Agreements and noted that GMFCT would be responsible for providing a continuous investment program and overall investment strategy for the Fund. Under the New Agreements, GMFCT would also be responsible for supervising and evaluating the subadviser, GSA LLC. The Board of Directors considered the background and experience of GMFCT and the level of attention GMFCT would provide to the Fund. The Board of Directors also considered that GSA LLC, which assumed the investment advisory responsibilities and employed substantially all of the personnel of the previous adviser, GAMNA, including the Fund's portfolio manager, would continue to provide the day-to-day investment management for the Fund. The Board of Directors concluded that there would not be a decrease in the nature, quality and scope of services to be provided to the Fund by GMFCT and GSA LLC.

Based on the above analysis, the Board of Directors determined that entering into the New Agreements was in the best interests of the Fund and its shareholders and that the advisory fees were fair and reasonable. This determination was based on, among other matters, the following factors as more fully discussed above: (1) the nature, quality and scope of the advisory services, management and personnel to be provided to the Fund by GMFCT and GSA LLC; (2) the aggregate fees to be paid by the Fund under the New Agreements; (3) the services to be performed by GMFCT and GSA LLC under the New Agreements; (4) the past investment performance of the Fund; (5) possible alternatives to the New Agreements; (6) the expense ratio of the Fund and those of similarly sized mutual funds utilizing a similar investment strategy; (7) the commitment of Gartmore to maintain and enhance the services provided to the Fund by GMFCT and GSA LLC; and (8) the likelihood of GMFCT's and GSA LLC's continued financial stability following the consummation of the acquisition.

                                 CODE OF ETHICS

The Fund, GMFCT, GSA LLC and Gartmore Distribution Services, Inc. have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act. Directors, officers and employees of the Fund, GMFCT and GSA LLC are required to abide by the provisions under their respective code of ethics. On an annual basis, the Board of Directors will review reports regarding the code of ethics, including information on any material violations of the code.

                    THE INVESTMENT ADVISER AND THE SUBADVISER

GMFCT is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Subject to such policies as the Board of Directors may determine, and under the terms of the New Advisory Agreement, GMFCT is responsible for investment decisions for the Fund and provides such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments. GMFCT provides a continuous investment program and determines from time to time the securities purchased, sold or exchanged and what portion of the Fund's assets that shall be managed by GSA LLC as subadviser. GMFCT also oversees certain administrative, compliance and accounting services for the Fund. Pursuant to the terms of the New Advisory Agreement, GMFCT is permitted to render services to others.

GMFCT is a wholly-owned subsidiary of Gartmore, which in turn is majority-owned by Gartmore Global Asset Management Trust, which in turn is wholly-owned by Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

GMFCT, 1200 River Road, Conshohocken, PA 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. Subject to the supervision and direction of the Directors, GMFCT also monitors the performance of GSA LLC, the Fund's subadviser. GMFCT was organized in 1999 and advises mutual funds. As of June 30, 2003, GMFCT and its U.S. affiliates had approximately $35 billion in assets under management, including approximately $19 billion managed by GMFCT.

Gartmore leads the U.S. component of Gartmore Group, the global asset management arm of Nationwide. The affiliated advisers that comprise the Gartmore Group collectively manage more than $69 billion in nontaxable and taxable assets. Gartmore Group's clients include individuals as well as institutions such as corporate and public pension plans, foundations, endowments, mutual fund companies and insurance companies.

GSA LLC is a registered investment adviser under the Investment Advisers Act of 1940. Subject to such policies as the Board of Directors may determine, and under the terms of the Subadvisory Agreement, GSA LLC is responsible for purchasing, holding and selling investments for the Fund and provides such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments. GSA LLC furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund. Pursuant to the terms of the Subadvisory Agreement, GSA LLC is permitted to render services to others.

GSA LLC is a majority-owned subsidiary of Gartmore SA Capital Trust (60%) and the remaining interest is held by five officers of GSA (40%). Gartmore SA Capital Trust is a wholly-owned subsidiary of Gartmore, which in turn is majority-owned by Gartmore Global Asset Management Trust. The remaining outstanding shares of Gartmore common stock is held by certain employees of Gartmore. Gartmore Global Asset Management Trust is wholly-owned by Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders. The address for the Gartmore entities is listed above. The address for the Nationwide entities listed above is One Nationwide Plaza, Columbus, OH 43215.

As discussed above, on May 12, 2003, GSA LLC assumed the advisory and operational responsibilities of Groupama. Groupama was formed as a joint venture between Finama Asset Management and Sorema N.A. Holding Corporation ("Sorema N.A."). Two of the principals of Groupama originally were the in-house investment department of Sorema N.A. beginning in 1989. Groupama became a separate company and started to manage assets for outside clients in 1995 under the name Sorema Asset Management Company. In 1998, Sorema Asset Management Company changed its name to Groupama. Mark P. Bronzo has continually managed the equity assets of GSA LLC and its predecessors and affiliates since 1995.
GSA LLC currently serves as investment adviser to individual, corporate, charitable and retirement accounts.

In consideration of the services provided by GMFCT pursuant to the New Advisory Agreement, GMFCT is entitled to receive an investment advisory fee from the Fund computed daily and paid monthly based on a rate equal to a percentage of the Fund's average daily net assets specified in the Prospectus.

In consideration of the services provided by GSA LLC pursuant to the Subadvisory Agreement, GSA LLC is entitled to receive an investment subadvisory fee from GMFCT computed daily and paid monthly based on a rate equal to a percentage of the Fund's average daily net assets specified in the Prospectus.

GSA LLC received $35,590 in advisory fees for the period May 12, 2003 to June 30, 2003. The Fund paid advisory fees to GAMNA, its previous investment adviser, $219,455 for the period July 1, 2002 to May 11, 2003, and for the fiscal years ended June 30 as follows:

                    Amount  Paid               Amount  Waived
-------------------------------------------------------------
2002                    $428,472                    $0
2001                    $757,677                    $0

GMFCT has agreed, until June 30, 2004, to waive or reduce a portion of its investment management advisory fees or remit to the Fund an amount so that total expenses will not exceed 1.90%. The Fund is required to reimburse GMFCT for any advisory fees waived during the year if it can do so within its 1.90% expense limitation.

                             DISTRIBUTION AGREEMENT

The Company entered into a Distribution Agreement dated August 18, 2003 (the "Distribution Agreement") with Gartmore Distribution Services, Inc. ("GDSI" or the "Distributor"), which replaces PFPC Distributors, Inc., the Company's distributor up until that time. The Distributor is located at 1200 River Road, Conshohocken, PA 19428. GDSI is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust. GMFCT is an affiliate of the Fund and also an affiliate of GDSI. Gartmore SA Capital Trust is a wholly-owned subsidiary of Gartmore, which in turn is majority-owned by Gartmore Global Asset Management Trust. The remaining outstanding shares of Gartmore common stock is held by certain employees of Gartmore. Gartmore Global Asset Management Trust is wholly-owned by Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

The Distributor serves as the Fund's exclusive underwriter and enters into dealer agreements with broker-dealers to sell shares of the Fund. The Fund's shares will be offered continuously. The Company pays for all of the expenses, including all legal expenses, for qualification of Shares for sale in connection with the public offering of such Shares. GDSI receives no compensation under the Distribution Agreement with the Fund, but may retain all or a portion of the sales charge, if any, imposed upon sales of shares of the Fund. GDSI also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of Class B and Class C Shares.

The Distribution Agreement must be approved at least annually by (i) the Board of Directors or by vote of a majority of the Fund's outstanding voting securities and (ii) by a majority of the Directors who are not parties to the Distribution Agreement or "interested persons" of any such party. The Distribution Agreement is terminable without penalty by the Company on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Directors of the Company, including a majority of the Directors who are not "interested persons" of the Company, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment." The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

Provident Distributors, Inc. and PFPC Distributors, Inc. (the Fund's former distributors) received underwriting commissions representing sales charges on certain Class A shares and deferred sales charges on certain redemptions of Class B and Class C shares. These commissions were paid out in their entirety to dealers having selling agreements with the prior distributors and for certain other related expenses.


                               FISCAL   CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
                                YEAR       AGGREGATE        AGGREGATE        AGGREGATE
                                ENDED     COMMISSION       COMMISSION       COMMISSION
-----------------------------------------------------------------------------------------
PFPC Distributors, Inc. . . .  6/30/03  $             0  $         3,928  $             0
-----------------------------------------------------------------------------------------
PFPC Distributors, Inc. . . .  6/30/02  $             0  $         2,199  $         6,722
-----------------------------------------------------------------------------------------
PFPC Distributors, Inc.
(1/1/01 to 6/30/01); and

Provident Distributors, Inc.
(7/1/00 to 12/31/00). . . . .  6/30/01  $        26,076  $        32,026  $        89,862
-----------------------------------------------------------------------------------------

Dealers shall be paid a dealer reallowance from sales charges on Class A shares according to the following schedule.


                                                    Dealer
                                                  Commission
                                                     as a %
                      Sales Charge             of Offering Price
                        as a % of
-----------------------------------
Amount of Purchase      Offering           Amount
                          Price           Invested
                                      (approximately)
----------------------------------------------------------------
Less than $50,000. .          5.75%            6.10%    5.00%
----------------------------------------------------------------
50,000 to $99,999 .           4.75             4.99     4.00
----------------------------------------------------------------
100,000 to $249,999           3.50             3.63     3.00
----------------------------------------------------------------
250,000 to $499,999           2.50             2.56     2.00
----------------------------------------------------------------
500,000 to $999,999           2.00             2.04     1.75
----------------------------------------------------------------
1 million or more .           none             none      none
----------------------------------------------------------------


Between November 1, 2003 and May ___, 2004, sales of Class C shares were charged a sales charge of 1.00% of the offering price (1.01% of the amount invested). The initial sales charge for Class C was waived for any person purchasing through an account with an unaffiliated brokerage firm that had an agreement with the Distributor to waive the front-end sales charges for those persons and for those persons who purchased Class C shares prior to November 1, 2003. Both the front-end sales charge (for the period set forth above) and the CDSC applicable to Class C shares was waived for sales to retirement plans offered by Nationwide Trust Company.

The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C Shares of up to 4.00% and 2.00%, respectively, of the purchase price of the Shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum Distribution Fee of 1.00% of average daily net assets with respect to Class B Shares and Class C Shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses.

                               DISTRIBUTION PLANS

The Company has adopted separate Services and Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") on behalf of each class of Shares as described in the Prospectus. The Distribution Plans provide that Class B and Class C shares shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in the Prospectus. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing Prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other distribution-related expenses, including payments to selected securities dealers. Promotional activities for the sale of each class of Shares may be conducted generally, and activities intended to promote one class of Shares may also benefit the Fund's other Shares.

Some payments under the Distribution Plans may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset value. Trail or maintenance commissions on Class C Shares will be paid to broker-dealers beginning the 13th month following the purchase of such Class C Shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by the Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plans. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). With respect to Class B and Class C Shares, because of the 1.00% annual limitation on the compensation paid to the Distributor during a period end, compensation relating to a large portion of the commissions attributable to sales of Class B or Class C Shares in any one year will be accrued and paid by the Fund to the Distributor in periods subsequent thereto.

Each class of Shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

Each Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Directors and a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Distribution Plans or in any agreement related to such Plan ("Qualified Directors"). Each Distribution Plan requires that the Company shall provide to the Board of Directors, and the Board of Directors shall review, at least quarterly, a written report of the amounts expended (and the purposes therefore) under the Distribution Plan. Each Distribution Plan further provides that the selection and nomination of Qualified Directors shall be committed to the discretion of the disinterested Directors (as defined in the 1940 Act) then in office. Each Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Directors or by vote of a majority of the outstanding voting shares of the class of the Fund. Each Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Directors and the Qualified Directors. The benefit the Fund anticipates from the Distribution Plans is that the Fund will obtain the Distributor's services as underwriter and its best efforts with respect to sales of Shares of the Fund.

The Distributor pays out to broker-dealers and service providers all amounts it receives under the Distribution and Service Plans. For the fiscal year ended June 30, 2003 the Fund's former distributor was entitled to $45,191 pursuant to the Service Plan for Class A. The former distributor retained $23,115 and waived $22,076. Pursuant to the Distribution Plan for Class B, the former distributor was entitled to $141,358. The former distributor retained $18,819 and waived $122,539. For Class C, pursuant to the Distribution Plan the former distributor was entitled to $141,597. The former distributor retained $44,934 and waived $96,663. Payments were made for services including, but not limited to, the following: (i) advertising: $9,175.92; (ii) printing/mailing of Prospectuses to other than current shareholders: $0; (iii) compensation retained by underwriter: $0; (iv) compensation to broker-dealers: $48,050.66.

                             OTHER SERVICE PROVIDERS

ADMINISTRATOR

Pursuant  to  a  Fund Administration Agreement (the "Administration Agreement"),
Gartmore SA Capital Trust (the "Administrator"), a wholly-owned subsidiary of GGI, is the administrator of the Fund. GGI is a majority-owned subsidiary of GGAMI. The Administrator provides various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Directors. In consideration of the services provided pursuant to the Administration Agreement, the Administrator receives from the Fund a fee computed daily and paid monthly at an annual rate based on the aggregate amount of the Company's average daily net assets, combined with the average daily net assets of Gartmore Mutual Funds and Gartmore Variable Insurance Trust. For the fund administration services, the Company pays the Administrator a fee based on the following schedule:

                                        Aggregate*  Fee  as  a
Asset  Level                         Percentage  of  Net  Assets**
-----------------------------------------------------------------
Up  to  $1  billion                                 0.25%
$1  billion  up  to  $3  billion                    0.18%
$3  billion  up  to  $4  billion                    0.14%
$4  billion  up  to  $5  billion                    0.07%
$5  billion  up  to  $10  billion                   0.04%
$10  billion  up  to  $12  billion                  0.02%
$12  billion  or  more                              0.01%

*    Includes  fund  administration  and  transfer  agency  services.
** Includes the Company, Gartmore Mutual Funds and Gartmore Variable Insurance Trust.

The Administrator has entered into a Sub-Administration Agreement and Sub-Transfer Agent Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), effective September 1, 1999, to provide certain fund administration and transfer agency services for Gartmore Mutual Funds and the Company. For these services, the Administrator pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all of the funds BISYS is providing such services for:

Asset  Level                                        Fee
---------------------------------------------------------
Up  to  $1  billion                                 0.20%
$1  billion  up  to  $3  billion                    0.15%
$3  billion  up  to  $4  billion                    0.10%
$4  billion  up  to  $5  billion                    0.05%
$5  billion  up  to  $10  billion                   0.02%
$10  billion  up  to  $12  billion                  0.01%
$12  billion  or  more                             0.005%

For the fiscal year ended June 30, 2003, PFPC Inc., the Fund's previous administrator, was paid $189,000. For the fiscal year ended June 30, 2002, PFPC Inc. was entitled to $190,824 in fees and actually received $189,507, which included a voluntary waiver of $1,317. For the fiscal year ended June 30, 2001, PFPC Inc. was entitled to $252,634 in fees and actually received $235,814, which included a voluntary waiver of $16,820.

TRANSFER  AGENT  AND  CUSTODIAN

The Company has also entered into a Transfer Agency Agreement pursuant to which Gartmore Investor Services Inc. ("GISI" or the "Transfer Agent"), an indirect subsidiary of the Administrator, serves as transfer agent and dividend-paying agent for the Company. The Transfer Agent is located at 1200 River Road,
Conshohocken, PA 19428. The Company pays the Administrator on behalf of the Transfer Agent a combined fee based on the schedule above under the caption "OTHER SERVICE PROVIDERS - ADMINISTRATOR."

Pursuant to a Custodian Agreement, JPMorgan Chase serves as the custodian of the assets of the Fund (the "Custodian") and receives such compensation as is agreed upon from time to time. The Custodian provides oversight and record keeping for the assets held by the Fund. The Custodian is located at JPMorgan Chase Bank, 270 Park Avenue, New York N.Y. 10017.

INDEPENDENT  AUDITORS

KPMG LLP, with offices at 1601 Market Street, Philadelphia, PA 19103, served as the Fund's independent auditors since the commencement of the Fund's investment operations through the fiscal year ended June 30, 2003. For the fiscal year ended June 30, 2004, the Fund's independent auditors are PricewaterhouseCoopers LLP with offices at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042. PricewaterhouseCoopers LLP will perform an annual audit of the Fund's financial statements.

LEGAL  COUNSEL

Simpson Thacher & Bartlett LLP serves as counsel to the Company and the Fund. Piper & Marbury L.L.P., Baltimore, Maryland has issued an opinion regarding the valid issuance of Shares being offered pursuant to the Fund's Prospectus.

                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Specific decisions to purchase or sell securities for the Fund are made by GMFCT or GSA LLC, as applicable. Changes in the Fund's investment policies are reviewed by the Board of Directors of the Company. The Portfolio Manager may serve other clients of GMFCT or GSA LLC, as applicable in a similar capacity.

Under the New Agreements, GMFCT or GSA LLC, as applicable, shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Fund. In assessing the best overall terms available for any transaction, GMFCT or GSA LLC, as applicable, consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to GMFCT or GSA LLC, as applicable, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. GMFCT or GSA LLC, as applicable, are not required to obtain the lowest commission or the best net price for the Fund on any particular transaction, and is not required to execute any order in a fashion either preferential to the Fund relative to other accounts they manage or otherwise materially adverse to such other accounts.

Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), GMFCT or GSA LLC, as applicable normally seek to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession.

The aggregate amount of commissions paid by the Fund for the fiscal years ended June 30 is as follows:

                YEAR      AMOUNT
                -----------------
                2003     $91,762
                2002     $133,070
                2001     $201,867

Under the Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, GMFCT or GSA LLC, as applicable may cause the Fund to pay a broker-dealer which provides brokerage and research services to GMFCT or GSA LLC, as applicable, the Fund and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Fund. GMFCT or GSA LLC, as applicable reports to the Board of Directors regarding overall commissions paid by the Fund and their reasonableness in relation to the benefits to the Fund. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

The management fees that the Fund pays to GMFCT or GSA LLC, as applicable will not be reduced as a consequence of GMFCT's or GSA LLC's, as applicable 's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services generally would be useful and of value to GMFCT or GSA LLC, as applicable in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to GMFCT or GSA LLC, as applicable in carrying out its obligations to the Fund. While such services are not expected to reduce the expenses of GMFCT or GSA LLC, as applicable, GMFCT or GSA LLC, as applicable would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

In certain instances, there may be securities that are suitable for one or more of the accounts advised by GMFCT or GSA LLC, as applicable. Investment decisions for the Fund and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will generally produce better executions for the Fund.

No portfolio transactions are executed with any affiliate of the Fund, GMFCT or GSA LLC, as applicable, or the Distributor, acting either as principal or as broker.

                              PROXY VOTING POLICIES

The Board of Directors has delegated the voting of proxies relating to the securities held in the portfolio of the Fund to the Fund's subadviser, GSA LLC, pursuant to the GSA LLC's proxy voting guidelines. Under these guidelines, GSA LLC will vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. In determining what is in the best interests of the Fund and its shareholders, GSA LLC considers all factors that could affect the value of the investment and votes proxies in a manner that it believes is consistent with efforts to maximize shareholder values. A copy of GSA LLC's proxy voting guidelines is attached as Appendix B to this Statement of Additional Information.

                               PORTFOLIO TURNOVER

The frequency of the Fund's portfolio transactions (the portfolio turnover rate) will vary from year to year depending upon market conditions. The Fund does not seek to realize profits by participating in short-term market movements and intends to purchase securities for long-term capital appreciation. Portfolio turnover is not a limiting factor when GMFCT or GSA LLC, as applicable deems changes appropriate. The Fund's portfolio turnover rate was 70% for the fiscal year ended June 30, 2003. A high turnover rate may increase transaction costs, including brokerage commissions and dealer mark-ups, and the possibility of taxable short-term gains. Therefore, GMFCT or GSA LLC, as applicable will weigh the added costs of short-term investment against anticipated gains, and the Fund will engage in portfolio trading if GMFCT or GSA LLC, as applicable believes a transaction, net of costs (including custodian charges), will help the Fund achieve its investment objective. Portfolio turnover is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities during the period in question by the monthly average of the value of the Fund's portfolio securities during that period. Excluded from consideration in the calculation are all securities with maturities of one year or less when purchased by the Fund.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Fund's Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectus are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined on the Account Application. The Telephone Exchange Privilege is not available if you were issued certificates for Shares that remain outstanding.

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming Shares and depositing and withdrawing monies from the bank account specified in the shareholder's latest account application or as otherwise properly specified to the Fund in writing.

Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The Company has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the Shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Class B Shares automatically convert to Class A Shares (and thus are then subject to the lower expenses borne by Class A Shares) at the beginning of the month following the ninth anniversary of the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. At the time of the conversion the net asset value per share of the Class A Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset values per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

The Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectus. The Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

Investors may incur a fee if they effect transactions through a broker or agent.

You can exchange the shares you own for shares of a fund in Gartmore Mutual Funds (Gartmore Funds) (except the Gartmore Morley Capital Accumulation Fund) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of the Fund for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B or Class C shares of another fund. Generally, there is no sales charge for exchanges of Class B, Class C, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. Exchanges into the Prime Shares of the Gartmore Money Market Fund are permitted from Class A, Class B, and Class C shares of the Fund. If you exchange Class B or Class C shares for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B or Class C shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C shares, the time you held Class B or Class C shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

Excessive Exchange Activity. The Company reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. In general:

- Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV may be rejected, and

- Redemption or exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REJECTED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, a Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to a Fund on behalf of their customers who are the actual beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing.

In  addition,  the  following Gartmore Funds and the Fund (effective November 1,
2003) may assess the fee listed below on the total value of shares that are redeemed from one of these funds or exchanged out of one of these funds into another Gartmore fund if you have held the shares of the Fund as indicated below:



Fund                                     Exchange      Minimum
                                            Fee        Holding
                                                    Period (days)
-----------------------------------------------------------------
Gartmore Emerging Markets Fund. . . . .      2.00%             90
Gartmore Focus Fund . . . . . . . . . .      2.00%             30
Gartmore Global Financial Services Fund      2.00%             90
Gartmore Global Health Sciences Fund. .      2.00%             90
Gartmore Global Technology and. . . . .      2.00%             90
Communications Fund
Gartmore Global Utilities Fund. . . . .      2.00%             90
Gartmore International Growth Fund. . .      2.00%             90
Gartmore U.S. Growth Leaders. . . . . .      2.00%             90
Long-Short Fund
Gartmore Nationwide Leaders Fund. . . .      2.00%             30
Gartmore Growth Fund. . . . . . . . . .      2.00%             30
Gartmore Nationwide Fund. . . . . . . .      2.00%             30
Gartmore U.S. Growth Leaders Fund . . .      2.00%             30
Gartmore Worldwide Leaders Fund . . . .      2.00%             90
Gartmore Small Cap Growth . . . . . . .      2.00%             90
Gartmore Micro Cap Equity Fund. . . . .      2.00%             90
Gartmore Mid Cap Growth Fund. . . . . .      2.00%             90
Gartmore Millennium Growth Fund . . . .      2.00%             90
Gartmore Large Cap Value Fund . . . . .      2.00%             30
Gartmore Small Cap Fund . . . . . . . .      2.00%             90
Gartmore Value Opportunities Fund . . .      2.00%             90
Gartmore High Yield Bond Fund . . . . .      2.00%              5
Gartmore Bond Fund. . . . . . . . . . .      2.00%              5
Gartmore Tax-Free Fund. . . . . . . . .      2.00%              5
Gartmore Government Bond Fund . . . . .      2.00%              5
Gartmore S&P 500 Index Fund . . . . . .      2.00%              5
Gartmore International Index Fund . . .      2.00%              5
Gartmore Bond Index Fund. . . . . . . .      2.00%              5
Gartmore Mid Cap market  Index Fund . .      2.00%              5
Gartmore Small Cap Index Fund . . . . .      2.00%              5



The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

REDUCED  SALES  CHARGES

No initial sales charges or contingent deferred sales charges will apply to Shares purchased with reinvested dividends or other distributions.

Any sales charge in regards to Class A, Class B or Class C may be waived or discounted in connection with the terms of a merger, acquisition, or exchange offer made by the Fund under a plan of reorganization.

Net  Asset  Value  Purchase  Privilege*

     The sales charge applicable to Class A shares may be waived for the following purchases due to the reduced marketing effort required by the Trust's distributor:

(1)  shares  sold  to other registered investment companies affiliated with GGI,

(2)  shares  sold:

     (a) to any pension, profit sharing, or other employee benefit plan for the employees of GGI, any of its affiliated companies, or investment advisory clients and their affiliates;

     (b)  to  any  endowment  or  non-profit  organization;

     (c) to any pension, profit sharing, or deferred compensation plan which is qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended;

     (d) to any life insurance company separate account registered as a unit investment trust;

(3)  for  shares  sold:

     (a) to Trustees and retired Trustees of Gartmore Mutual Funds (including its predecessor Trusts) and Gartmore Variable Insurance Trust and to Directors and retired Directors of Gartmore Mutual Funds II, Inc.;

     (b) to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses, children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, ("Immediate Relatives")), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF, GSA LLC and their affiliates;

     (c) to directors, officers, and full-time employees, their spouses, children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS
          Cooperatives  and  Southern  States  Cooperative,  Inc.;

     (d) to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;

     (e) to any person who pays for the shares with the proceeds of one of the following sales:

          -    Sales  of  non-Gartmore  mutual  fund  shares
          - Sales of Class D shares of a Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead

          To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the new shares within 60 days of the redemption, and you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver).

(4)  For  shares  sold:

     (a) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement (including wrap account agreements) with the Trust's distributor to waive sales charges for those persons;

     (b) to any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Trust's distributor;

     (c) to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code.

     (d) to any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Equity Plus Fund

     * Only provision 3(e) applies to the Class A shares of the Gartmore Morley Capital Accumulation Fund. Within the special class structure of the Gartmore Morley Capital Accumulation Fund, shareholders who would be eligible to purchase Class A shares without a front-end sales charge because they fall into the other categories listed above will purchase shares of other classes of the Gartmore Morley Capital Accumulation Fund (each of these other classes has no front-end sales charge). See the Gartmore Morley Capital Accumulation Fund's prospectus for more information

If you purchased Class C shares between November 1, 2003 and May ___, 2004, an initial sales charge of 1.00% of the offering price was assessed, which was deducted directly from the money you invested. The initial sales charge for Class C was waived for shareholders who owned Class C shares prior to November 1, 2003. In addition, the initial sales charge applicable to Class C shares was waived for any person purchasing through an account with an unaffiliated broker-dealer that had an agreement with the Distributor to waive the initial sales charges for those persons. Both the front-end sales charge and the CDSC applicable to Class C shares was waived for sales to retirement plans offered by Nationwide Trust Company.

The Fund reserves the right to change any of these policies at any time and may reject any request to purchase Shares at a reduced sales charge.

                        DETERMINATION OF NET ASSET VALUE

As of the date of this SAI, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share of a class is computed by adding the value of all securities and other assets in the Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Fund's Board of Directors. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Fund's Board of Directors. Short term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be "short time" and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of the Fund.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund's investment adviser or designee, are valued at fair value under procedures approved by the Fund's Board of Directors.

Interest income on long-term obligations in the Fund's portfolio is determined on the basis of coupon interest accrued plus amortization of discount (the difference between acquisition price and stated redemption price at maturity) and premiums (the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.

                             PERFORMANCE INFORMATION

From time to time, the Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Performance is calculated separately for each class of Shares. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of any classes of the Fund in the future. From time to time, the performance of classes of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Fund on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance of the Fund or its classes. The Fund's performance may be compared with indices such as the S&P 500 Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices. Additionally, the Fund may, with proper authorization, reprint articles written about the Fund and provide them to prospective shareholders.

The Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any Shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class A Shares, the average annual total rate of return figures will assume payment of the maximum initial sales load at the time of purchase. For Class B and Class C Shares, the average annual total rate of return figures will assume deduction of the applicable contingent deferred sales charge imposed on a total redemption of Shares held for the period. One-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter period.

INVESTMENT  PERFORMANCE

For purposes of quoting and comparing the performance of each class of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Total return quotations are computed separately for each class of Shares of the Fund. Under the rules of the SEC, funds advertising performance must include average annual total return quotes calculated according to the following formula:

n
P  =  ERV

Where:
P     =  a  hypothetical  initial  payment  of  $1,000.
T     =  average  annual  total  return.
n     =  number  of  years.
ERV   =  ending  redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the fund during the periods is reflected. he ending redeemable value (variable "RV"in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period.

The Fund' average annual total return after taxes on distributions is calculated according to the following formula:

n
P(1+T)  =  ATVD

Where:
P     =  a  hypothetical  initial  payment  of  $1,000.
T     =  average  annual  total  return  (after  taxes  on  distributions).
n     =  number  of  years.
ATVD = ending value of a hypothetical $1,000 payment made at the Beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The calculation for average annual total returns after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending value (variable "ATVD" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period. The Fund assumes that the redemption has no tax consequences. The Fund calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The Fund's average annual total return (after taxes on distributions and redemptions) is calculated according to the following formula:

n
P(1  +  T)  =  ATVDR

Where:
P     =  a  hypothetical  initial  payment  of  $1,000.
T     =  average  annual  total  return  (after  taxes  on
         distributions  and redemption).
n     =  number  of  years.
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions and redemption.

The calculation for average annual total returns after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment;
(2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The Fund calculates the taxes due on any distributions as described above under "Average Annual Total Returns (After Taxes on Distributions)". The ending value (variable "ATVDR" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges, the applicable deferred sales charge, and capital gains taxes resulting from the redemption and by adding the tax benefit from capital losses at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). The Fund separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

The Funds also may refer to total return performance data in performance advertisements that is not calculated according to the formula set forth above ("Non-Standardized Return"). The Fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.

                                   TAX MATTERS

The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Fund's Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION  AS  A  REGULATED  INVESTMENT  COMPANY

The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and intends to meet all other requirements that are necessary for it to continue its qualifications under those provisions, and to be relieved of federal taxes on income and gains it distributes to shareholders. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its investment company taxable income as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement for each taxable year, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

The Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price) or market discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over the basis of such security immediately after it was acquired), if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible: (i) for the dividends-received deduction in the case of corporate shareholders and (ii) for treatment as qualified dividend income in the case of individual shareholders.

EXCISE  TAX  ON  REGULATED  INVESTMENT  COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to or exceeding the sum of (1) 98% of its ordinary taxable income for the calendar year, (2) 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year) and (3) 100% of any amounts undistributed from prior calendar years. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND  DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions out of the Fund's earnings and profits will be treated as dividends for federal income tax purposes and will be taxable to shareholders as ordinary income, unless, in the case of individuals, such dividends are derived from qualified dividend income, as described below. Such distributions may also qualify for the 70% dividends-received deduction for corporations, but only to the extent discussed below. Dividends paid on Class A, Class B and Class C Shares are calculated at the same time

The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend," it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his Shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his Shares.

The maximum rate of tax on long-term capital gains of individuals is 15% for taxable years beginning on or before December 31, 2008 (after which time the maximum rate will increase to 20%.

If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his Shares by an amount equal to the deemed distribution less the tax credit.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A portion of each year's distributions may be derived from qualified dividend income.

Ordinary income dividends paid by the Fund with respect to a taxable year, if properly designated, will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) under the rules of Sections 246(c)(3) and (4) of the Code; (2) to the extent that the Fund is under an obligation to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Section 246A of the Code. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his Shares; any excess will be treated as gain from the sale of his Shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional Shares. Shareholders receiving a distribution in the form of additional Shares, rather than cash, will be treated as receiving a distribution in an amount equal to the cash dividend they otherwise would have received. In addition, if the net asset value at the time a shareholder purchases Shares reflects undistributed investment company taxable income or net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Fund will be required in certain cases to backup withhold and remit to the U.S. Treasury a percentage of ordinary income dividends and capital gain dividends, and the proceeds of redemption of Shares, paid to any shareholder (1) who has provided either an incorrect taxpayer identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax. Any amounts withheld may be refunded or credited against the shareholder's U.S. federal income tax liability if the appropriate information is timely provided to the Internal Revenue Service.

SALE  OR  REDEMPTION  OF  SHARES

A shareholder will generally recognize gain or loss on the sale or redemption of Shares in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the Shares. All or a portion of a sales charge paid in purchasing Shares, along with a reinvestment right, cannot be taken into account for purposes of determining gain or loss on the sale or redemption of such Shares within 90 days after their purchase to the extent Shares or shares of another fund are subsequently acquired without payment of a sales charge pursuant to such reinvestment right. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. In addition, all or a portion of any loss realized may be disallowed if the shareholder purchases other Shares within 30 days before or after the sale or redemption. In such case, the tax basis of the purchased Shares will be adjusted to reflect the disallowed loss. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of Shares held as a capital asset will be considered capital gain or loss and will be long-term capital gain or loss if the Shares were held for longer than one year. However, any capital loss arising from the sale or redemption of Shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such Shares (or the amount designated as undistributed capital gain with respect to such Shares). For this purpose, special holding period rules may apply in determining the holding period of Shares. Capital losses in any year are generally deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

FOREIGN  SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends in part on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from investment company taxable income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of Shares, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such foreign shareholder, and any gains realized upon the sale of Shares by such foreign shareholder will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Foreign corporate shareholders may also be subject to a branch profits tax in such circumstances.

In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes.

STATE  AND  LOCAL  TAX  MATTERS

Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

TAX  SHELTER  REPORTING  REGULATIONS

Under recently promulgated U.S. Treasury regulations, if a shareholder recognizes a loss with respect to Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

EFFECT  OF  FUTURE  LEGISLATION

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                                    EXPENSES

The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Company. These expenses include investment advisory and administrative fees; the compensation of the Directors; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent auditors, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Company; insurance premiums; and expenses of calculating the net asset value of, and the net income on, Shares. Distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                               GENERAL INFORMATION

DESCRIPTION  OF  SHARES,  VOTING  RIGHTS  AND  LIABILITIES

The Company currently consists of one series of Shares of common stock, par value $.001 per share, relating to the Gartmore Focus Fund. The Company has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The Shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Company which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Company, under the supervision of the Board of Directors, to be fair and equitable. Shares have no pre-emptive or conversion rights. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Shares held by the Company shall not be voted. Shares of each series or class generally vote together, except when required under the 1940 Act to vote separately on matters that only affect a particular series or class, such as the approval of distribution plans for a particular class.

The Fund offers Class A, Class B, Class C and Institutional Class Shares. The classes of Shares have several different attributes relating to sales charges and expenses, as described herein and in the Prospectus. In addition to such differences, expenses borne by each class of the Fund may differ slightly because of the allocation of other class-specific expenses. For example, a higher transfer agency fee may be imposed on certain classes. The relative impact of initial sales charges, contingent deferred sales charges, and ongoing annual expenses will depend on the length of time a share is held.

Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of Shares rather than another.

The business and affairs of the Company are managed under the general direction and supervision of the Company's Board of Directors. The Company is not required to and does not currently intend to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when required by the 1940 Act and when, in the judgment of the Directors, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders. No material amendment may be made to the Company's Articles of Incorporation without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. Shares have no preemptive or conversion rights.

The  Fund  will  not  issue  share  certificates.

The Adviser and the Company have each adopted a code of ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The codes are designated to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the code are generally permitted to engage in personal securities transactions, subject to certain prohibitions, pre-clearance requirements and blackout periods.

                      CONTROL PERSONS AND PRINCIPAL HOLDERS

As of April 16, 2004, the following persons were known to beneficially own 5% or more of the outstanding shares of any class of the Fund. Persons beneficially owning 25% or more of the Fund are considered to "control" the Fund, because they could have the ability to vote a majority of the Fund's Shares on any matter requiring the approval of the Fund's shareholders.


                                                                      PERCENT OF THE
                                                                      CLASS TOTAL
                                                                      ASSETS HELD BY
FUND/CLASS                                          NO. OF SHARES     THE SHAREHOLDER
--------------------------------------------------------------------------------------------
GARTMORE FOCUS FUND CLASS A

BANQUE FINAMA
157 BOULEVARD HAUSSMANN
75803 PARIS CEDEX 08
572 043 800 RCS PARIS APE 651C  067                                  1327433.629          39.32%

PRUDENTIAL SECURITIES INC SPEC CUS
THE EXCLUSIVE BENE OF CUSTOMERS
1 NEW YORK PLZ
NEW YORK  NY  102920001                                               636991.344          18.87%

RAMPART INSURANCE COMPANY
199 WATER ST
NEW YORK  NY  100383526                                                   500000          14.81%

FIRST UNION NATIONAL BANK
SOREMA NA CORP PENSION PL
1525 W WT HARRIS BLVD
CHARLOTTE  NC  282628522                                              323860.233           9.59%

WACHOVIA BANK FBO
VARIOUS RETIREMENT PLANS
1525 WEST WT HARRIS BLVD
CHARLOTTE  NC  282881151                                              201802.751           5.98%

GARTMORE FOCUS FUND CLASS B

CITIGROUP GLOBAL MARKETS INC
0015746B098
333 WEST 34TH    FLOOR ST
NEW YORK  NY  10001                                                    22616.434          29.19%

WACHOVIA SECURITIES  LLC FBO
MR VAYDEN ALVIN NEMBHARD
157 KAPOK CRESCENT
ROYAL PALM BCH  FL  334114746                                          17287.968          22.31%

DOMINIC DIMASCIA
CAROL DIMASCIA
324 RIDGE AVE
WRIGHTSTOWN  PA  189400000                                              7338.848           9.47%

THOMAS G MOORE
7671 HUNTERS GROVE RD
JACKSONVILLE  FL  322567210                                             7052.186           9.10%

PERSHING LLC
P O  BOX 2052
JERSEY CITY  NJ  073039998                                              4597.066           5.93%

GARTMORE FOCUS FUND CLASS C

CCAMA
25 RUE DE COURCELLES
75008 PARIS FRANCE  067                                                  2500000          84.55%

CITIGROUP GLOBAL MARKETS INC
00144002402
333 WEST 34TH    FLOOR ST
NEW YORK  NY  10001                                                   378814.677          12.81%

47

                              FINANCIAL STATEMENTS

The audited financial statements and notes thereto in the Company's Annual Report to Shareholders for the fiscal year ended June 30, 2003 (the "2003 Annual Report") are incorporated into this SAI by reference. The financial statements included in the 2003 Annual Report have been audited by the Fund's independent auditors, whose report thereon is also incorporated into this SAI by reference. Free copies of the 2003 Annual Report and the Company's unaudited Semi-Annual Report may be obtained by telephoning the Fund at (800) 848-0920.

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

A description of the rating policies of Moody's and S&P with respect to bonds and commercial paper appears below.

MOODY'S  INVESTORS  SERVICE'S  CORPORATE  BOND  RATINGS

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated "A" possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated "Ca" represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1", "2", and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

STANDARD  &  POOR'S  RATINGS  GROUP  CORPORATE  BOND  RATINGS

AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

AA--Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from "AAA" issues only in small degree.

A--Bonds rated "A" have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Bonds rated "BBB" are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

BB-B-CCC-CC-C--Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI--Bonds  rated  "CI"  are  income  bonds  on  which no interest is being paid.

D--Bonds rated "D" are in default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

              MOODY'S INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Prime-3--Issuers (or related supporting institutions) rated "Prime-3" have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime--Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD  &  POOR'S  RATINGS  GROUP  COMMERCIAL  PAPER  RATINGS

S&P commercial paper rating is current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded in several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, each of GMGCT and GSA LLC, the Fund's investment adviser and subadviser, respectively, will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in the Statement of Additional Information.

                                                                      APPENDIX B

                             PROXY VOTING GUIDELINES

                         GARTMORE SEPARATE ACCOUNTS LLC

                             PROXY VOTING GUIDELINES


I.     INTRODUCTION

     Gartmore Separate Accounts LLC ("GSA") is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the "SEC") pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). GSA provides investment advisory services to various types of clients, including registered investment companies, collective trusts, institutional separate accounts, charitable endowments, wrap accounts, insurance general accounts, Taft-Hartley Act plans, ERISA plans, state-sponsored funds, managed separate accounts, and individuals.

     These proxy voting guidelines (the "Guidelines") describe how GSA discharges its fiduciary duty to vote on behalf of is clients proxies that are received in connection with underlying portfolio securities held by GSA's clients (said proxies hereinafter referred to as "proxies"). GSA understands its responsibility to process proxies and to maintain proxy records. In addition, GSA understands its duty to vote proxies.

     These Guidelines reflect the general belief that proxies should be voted in a manner that serves the best economic interests of GSA's clients (to the extent, if any, that the economic interests of a GSA client are affected by the proxy).

     Pursuant to these Guidelines, GSA shall vote proxies, except in special circumstances, (a) on behalf of the registered investment companies that GSA directly manages and (b) on behalf of other clients for whom GSA has voting authority (hereinafter referred to collectively as the "Clients"). GSA's guiding principle under these guidelines is to vote proxies solely in the best interests of GSA's Clients.


II.     HOW  PROXIES  ARE  VOTED

     PROXY VOTING ADMINISTRATION THROUGH THE INSTITUTIONAL SHAREHOLDER SERVICES SYSTEM. GSA has delegated, and, in accordance with these Guidelines, shall continue to delegate, responsibility for the administration of proxy voting to Institutional Shareholder Services ("ISS"), a Delaware corporation, through the Internet-based proxy voting system operated by ISS.

     ISS  performs  the  following  procedures  for  each  proxy  it  receives:

     a. processes all proxies received in connection with underlying portfolio securities held by GSA's Clients;

     b. applies GSA's Taft-Hartley Proxy Voting Policy for which it has developed customized procedures for the underlying securities held by GSA Taft-Hartley clients;

     c. applies ISS's proxy voting policies (hereinafter, the "ISS Proxy Voting Policies"), which GSA regularly reviews, analyzes and determines to be consistent with GSA's policies contained in the GSA ERISA Proxy Voting Policies, and forwards its voting recommendation to GSA; and

     d. maintains appropriate records of proxy voting that are easily-accessible by appropriate authorized persons of GSA.

     Accordingly, these Guidelines incorporate the ISS Proxy Voting Policies, to the extent appropriate. These Guidelines also incorporate the policies outlined in each of the GSA ERISA Proxy Voting Policies, which are attached hereto as Exhibit A, and the GSA Taft-Hartley Proxy Voting Policy, which is attached hereto as Exhibit B.

     ISS votes all proxies on behalf of the GSA Taft-Hartley Clients and the proxies though implied consent on behalf of all other GSA Clients unless GSA disagrees with ISS's recommendation. When GSA does not agree with the voting recommendation it receives from ISS, the proxy will be voted strictly in accordance with the GSA ERISA Proxy Voting Policies, which are applicable to all of GSA's Clients that are not Taft-Hartley Clients.

     GSA has given an authorization and direction letter to each Client's custodian, which custodian then forwards all proxy statements received on behalf of the Client directly to ISS to vote the proxies. GSA typically receives notification on the ISS Internet website of upcoming shareholders meetings from ISS. GSA updates GSA's Client list with ISS monthly.

     In accordance with these Guidelines, GSA, through ISS, and as otherwise set forth in these Guidelines, shall attempt to process every vote for all domestic and foreign proxies that GSA receives.

     FOREIGN PROXIES. There are situations, however, in which GSA cannot process a proxy in connection with a foreign security (hereinafter, "foreign proxies"). For example, GSA will not process a foreign proxy:

     a. if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy;

     b.   when  GSA  has  not  been  given  enough  time to process the vote; or

     c. when a sell order for the foreign security is outstanding and, in the particular foreign country, proxy voting would impede the sale of the foreign security.

     MONITORING  THE  PROXY  VOTING  GUIDELINES.

     GSA shall periodically review both these GSA Proxy Voting Guidelines and the ISS Proxy Voting Policies to make certain that each set of these guidelines complies with any new rules promulgated by, or interpretations issued by, the SEC or other relevant regulatory policies.

III.     CONFLICTS  OF  INTEREST

     With respect to conflicts of interest, GSA does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that would create a potential conflict of interest between Clients and GSA regarding a proxy vote. In addition, because GSA's Client proxies are voted pursuant to the pre-determined GSA Guidelines, GSA generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of Clients do not reflect any conflict of interest.

     Nevertheless, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of GSA, the proxy will be voted strictly in conformity with GSA's proxy voting guidelines.

     As a matter of policy, the employees of GSA who manage proxy voting through ISS shall not be influenced by outside sources, including the Nationwide Financial companies and their affiliates.

IV.     PROXY  VOTING  FOR  SECURITIES  INVOLVED  IN  SECURITIES  LENDING

     Many GSA Clients participate in securities lending programs. Under most securities lending arrangements, proxies received in connection with the securities on loan may not be voted by the lender (unless the loan is recalled) (i.e., proxy voting rights during the lending period generally are transferred to the borrower). GSA believes that each Client has the right to determine whether participating in a securities lending program enhances returns. If a Client has determined to participate in a securities lending program, GSA, therefore, shall cooperate with the Client's determination that securities lending is beneficial to the Client's account and shall not attempt to seek recalls for the purpose of voting proxies. Consequently, it is GSA's policy that, in the event that GSA manages an account for a Client that employs a securities lending program, GSA generally will not seek to vote proxies relating to the securities on loan.

V.     RECORDKEEPING  &  REPORTING

     GSA  shall  keep  and  maintain  the  following  records  and  other items:

     i.   the  GSA  Proxy  Voting  Policies;  .

     ii.  the  Taft-Hartley  Proxy  Voting  Policy;

     iii. the  ISS  Proxy  Voting  Policies;

     iv. proxy statements received regarding underlying portfolio securities held by Clients (received through ISS, with either hard copies held by ISS or electronic filings from the SEC's EDGAR system);

     v.   records  of  votes  cast  on  behalf  of  Clients  (through  ISS);

     vi. Client written requests for information as to how GSA voted proxies for said Client;

     vii. any GSA written responses to an oral or written request from a Client for information as to how GSA voted proxies for the Client; and

     viii. any documents prepared by GSA that were material to making a decision as to how to vote proxies or that memorialized the basis for the voting decision.

     These records and other items shall be maintained in an easily-accessible place for at least five (5) years from the end of the fiscal year during which the last entry was made on this record, the first two (2) years in an appropriate office of GSA -- except for those records that shall be maintained by ISS and electronic filings that are available on the SEC's EDGAR system.

                                                                       EXHIBIT A

                         GARTMORE SEPARATE ACCOUNTS LLC



                          ERISA PROXY VOTING POLICIES
                       ADOPTED (01/01/98) AND (5/12/2003)

                         GARTMORE SEPARATE ACCOUNTS LLC
                              PROXY VOTING POLICIES

                      ADOPTED (01/01/1998) AND (5/12/2003)



                            I. THE BOARD OF DIRECTORS


A.  VOTING  ON  DIRECTOR  NOMINEES  IN  UNCONTESTED  ELECTIONS

Votes on director nominees are made on a CASE-BY-CASE basis, examining the following factors:

-    long-term  corporate  performance  record  relative  to  a  market  index;
-    composition  of  board  and  key  board  committees;
-    nominee's  attendance  at  meetings  (past  two  years);
-    nominee's  investment  in  the  company;
-    whether  a  retired  CEO  sits  on  the  board;  and
-    whether  the  chairman  is  also  serving  as  CEO.

In cases of significant votes and when information is readily available, we also review:

-    corporate  governance  provisions  and  takeover  activity;
-    board  decisions  regarding  executive  pay;
-    director  compensation;
-    number  of  other  board  seats  held  by  nominee;  and
-    interlocking  directorships.

B.  CHAIRMAN  AND  CEO  ARE  THE  SAME  PERSON

We vote on a CASE-BY-CASE basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.


C.  MAJORITY  OF  INDEPENDENT  DIRECTORS

Shareholder proposals that request that the board be comprised of a majority of independent directors are evaluated on a CASE-BY-CASE basis.

We vote FOR shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.


D.  STOCK  OWNERSHIP  REQUIREMENTS

We vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.


E.  TERM  OF  OFFICE

We  vote AGAINST shareholder proposals to limit the tenure of outside directors.


F.  DIRECTOR  AND  OFFICER  INDEMNIFICATION  AND  LIABILITY  PROTECTION

Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE-BY-CASE basis.

We vote AGAINST proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We vote FOR only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

G.  CHARITABLE  CONTRIBUTIONS

We vote AGAINST shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

                               II. PROXY CONTESTS


A.  VOTING  FOR  DIRECTOR  NOMINEES  IN  CONTESTED  ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering the following factors:

- long-term financial performance of the target company relative to its industry;
-    management's  track  record;
-    background  to  the  proxy  contest;
-    qualifications  of  director  nominees  (both  slates);
- evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
-    stock  ownership  positions.


B.  REIMBURSE  PROXY  SOLICITATION  EXPENSES

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.


                                  III. AUDITORS


RATIFYING  AUDITORS

We vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

                           IV. PROXY CONTEST DEFENSES


A.  BOARD  STRUCTURE:  STAGGERED  VS.  ANNUAL  ELECTIONS

We  vote  AGAINST  proposals  to  classify  the  board.

We vote FOR proposals to repeal classified boards and to elect all directors annually.

B.  SHAREHOLDER  ABILITY  TO  REMOVE  DIRECTORS

We vote AGAINST proposals that provide that directors may be removed only for cause.

We vote FOR proposals to restore shareholder ability to remove directors with or without cause.

We vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We vote FOR proposals that permit shareholders to elect directors to fill board vacancies.


C.  CUMULATIVE  VOTING

We  vote  AGAINST  proposals  to  eliminate  cumulative  voting.

We  vote  FOR  proposals  to  permit  cumulative  voting.


D.  SHAREHOLDER  ABILITY  TO  CALL  SPECIAL  MEETINGS

We vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

We vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


E.  SHAREHOLDER  ABILITY  TO  ACT  BY  WRITTEN  CONSENT

We vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

We vote FOR proposals to allow or make easier shareholder action by written consent.

F.  SHAREHOLDER  ABILITY  TO  ALTER  THE  SIZE  OF  THE  BOARD

We  vote  FOR  proposals  that  seek  to  fix  the  size  of  the  board.

We vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

                            V. TENDER OFFER DEFENSES


A.  POISON  PILLS

We vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

We  review on a CASE-BY-CASE basis management proposals to ratify a poison pill.


B.  FAIR  PRICE  PROVISIONS

We vote CASE-BY-CASE on fair price proposals, taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.


C.  GREENMAIL

We vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.


D.     PALE  GREENMAIL

We review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

E.     UNEQUAL  VOTING  RIGHTS

We  vote  AGAINST  dual  class  exchange  offers.

We  vote  AGAINST  dual  class  recapitalizations.


F.     SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

We vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.


G.     SUPERMAJORITY  SHAREHOLDER  VOTE  REQUIREMENT  TO  APPROVE  MERGERS

We vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.


H.     WHITE  SQUIRE  PLACEMENTS

We vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.



                    VI. MISCELLANEOUS GOVERNANCE PROVISIONS

A.     CONFIDENTIAL  VOTING

We vote FOR shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We  vote  FOR  management  proposals  to  adopt  confidential  voting.

B.     EQUAL  ACCESS

We vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.


C.     BUNDLED  PROPOSALS

We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.


D.     SHAREHOLDER  ADVISORY  COMMITTEES

We review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.



                             VII. CAPITAL STRUCTURE


A.     COMMON  STOCK  AUTHORIZATION

We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.
We vote AGAINST proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company.


B.     STOCK  DISTRIBUTIONS:  SPLITS  AND  DIVIDENDS

We vote FOR management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.


C.     REVERSE  STOCK  SPLITS

We vote FOR management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.


D.     BLANK  CHECK  PREFERRED  AUTHORIZATION

We vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a CASE-BY-CASE basis proposals to increase the number of authorized blank check preferred shares.


E.     SHAREHOLDER  PROPOSALS  REGARDING  BLANK  CHECK  PREFERRED  STOCK

We vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.


F.     ADJUST  PAR  VALUE  OF  COMMON  STOCK

We  vote  FOR  management  proposals  to  reduce  the par value of common stock.


G.     PREEMPTIVE  RIGHTS

We review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

H.     DEBT  RESTRUCTURINGS

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

- Dilution -- How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

- Change in Control -- Will the transaction result in a change in control of the company?
- Bankruptcy -- Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.


I.     SHARE  REPURCHASE  PROGRAMS

We vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.



                    VIII. EXECUTIVE AND DIRECTOR COMPENSATION


In general, we vote on a CASE-BY-CASE basis on executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

In evaluating a pay plan, we measure its dilutive effect both on shareholder wealth and on voting power. We value equity-based compensation along with the cash components of pay. We estimate the present value of all short- and long-term incentives, derivative awards, and cash/bonus compensation -- which enables us to assign a dollar value to the amount of potential shareholder wealth transfer.
Our vote is based, in part, on a comparison of company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution. Administrative features are also factored into our vote. For example, our policy is that the plan should be administered by a committee of disinterested persons; insiders should not serve on compensation committees.

Other factors, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.


A.     OBRA-RELATED  COMPENSATION  PROPOSALS

-    AMENDMENTS  THAT  PLACE  A  CAP  ON  ANNUAL  GRANT  OR AMEND ADMINISTRATIVE
     FEATURES

Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

-    AMENDMENTS  TO  ADDED  PERFORMANCE-BASED  GOALS

Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

-    AMENDMENTS  TO  INCREASE  SHARES  AND  RETAIN  TAX  DEDUCTIONS  UNDER  OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

-    APPROVAL  OF  CASH  OR  CASH-AND-STOCK  BONUS  PLANS

Vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.


B.     SHAREHOLDER  PROPOSALS  TO  LIMIT  EXECUTIVE  AND  DIRECTOR  PAY

We review on a CASE-BY-CASE basis all shareholder proposals that seek additional disclosure of executive and director pay information.

We review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.


C.     GOLDEN  AND  TIN  PARACHUTES

We vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

We review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.


D.     EMPLOYEE  STOCK  OWNERSHIP  PLANS  (ESOPS)

We vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).


E.     401(K)  EMPLOYEE  BENEFIT  PLANS

We  vote  FOR  proposals  to  implement  a  401(k)  savings  plan for employees.


F.     EMPLOYEE  STOCK  PURCHASE  PLANS  (ESPPS)

We vote FOR ESPPs with an offering period of 27 months or less and voting power dilution of ten percent or less. We vote AGAINST ESPPs with an offering period greater than 27 months or voting power dilution greater than ten percent.



                           IX. STATE OF INCORPORATION


A.  VOTING  ON  STATE  TAKEOVER  STATUTES

We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).


B.     VOTING  ON  REINCORPORATION  PROPOSALS

Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.

                    X. MERGERS AND CORPORATE RESTRUCTURINGS


A.     MERGERS  AND  ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

-    anticipated  financial  and  operating  benefits;
-    offer  price  (cost  vs.  premium);
-    prospects  of  the  combined  companies;
-    how  the  deal  was  negotiated;  and
-    changes  in  corporate  governance  and their impact on shareholder rights.


B.     CORPORATE  RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a CASE-BY-CASE basis.

C.     SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.


D.     ASSET  SALES

Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.


E.     LIQUIDATIONS

Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.


F.     APPRAISAL  RIGHTS

We vote FOR proposals to restore, or provide shareholders with, rights of appraisal.


G.     CHANGING  CORPORATE  NAME

We  vote  FOR  changing  the  corporate  name.



                            XI. MUTUAL FUND PROXIES


A.     ELECTION  OF  TRUSTEES

We  vote  on  trustee  nominees  on  a  CASE-BY-CASE  basis.


B.     INVESTMENT  ADVISORY  AGREEMENT

We  vote  on  investment  advisory  agreements  on  a  CASE-BY-CASE  basis.

C.     FUNDAMENTAL  INVESTMENT  RESTRICTIONS

We vote on amendments to a fund's fundamental investment restrictions on a CASE-BY-CASE basis.


D.     DISTRIBUTION  AGREEMENTS

We  vote  on  distribution  agreements  on  a  CASE-BY-CASE  basis.



                      XII. SOCIAL AND ENVIRONMENTAL ISSUES


In general we ABSTAIN from voting on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

In most cases, however, we vote FOR disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' social and environmental concerns.


In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

- whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

-    the  percentage  of  sales,  assets  and  earnings  affected;

- the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

- whether the issues presented should be dealt with through government or company-specific action;

- whether the company has already responded in some appropriate manner to the request embodied in a proposal;

- whether the company's analysis and voting recommendation to shareholders is persuasive;

-    what  other  companies  have  done  in  response  to  the  issue;

-    whether  the  proposal  itself  is  well  framed  and  reasonable;

-    whether implementation would achieve the objectives sought in the proposal;
     and

- whether the subject of the proposal is best left to the discretion of the board.

Among the social and environmental issues to which we apply this analysis are the following:

-    Energy  and  Environment
-    South  Africa
-    Northern  Ireland
-    Military  Business
-    Maquiladora  Standards  and  International  Operations  Policies
-    World  Debt  Crisis
-    Equal  Employment  Opportunity  and  Discrimination
-    Animal  Rights
-    Product  Integrity  and  Marketing
-    Human  Resources  Issues

                                                                       EXHIBIT B

                    GARTMORE SEPARATE ACCOUNT MANAGEMENT LLC



                        TAFT-HARTLEY PROXY VOTING POLICY
                               ADOPTED (01/01/98)

                      TAFT - HARTLEY PROXY VOTING POLICIES

This statement sets forth the proxy voting policy of Gartmore Separate Accounts LLC. The Department of Labor has stated that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock and that trustees may delegate this duty to an investment manager. ERISA section 3(38) defines an investment manager as any fiduciary who is registered as an investment adviser under the Investment Advisers Act of 1940. Gartmore Separate Accounts LLC is a registered investment adviser under the Investment Advisors Act of 1940.

Gartmore Separate Accounts LLC shall vote the proxies of its clients solely in the interest of their participants and beneficiaries and for the exclusive purpose of providing benefits to them. Gartmore Separate Accounts LLC shall not subordinate the interests of participants and beneficiaries to unrelated objectives. Gartmore Separate Accounts LLC shall act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. When proxies due Gartmore Separate Accounts LLC's clients have not been received, Gartmore Separate Accounts LLC will make reasonable efforts to obtain missing proxies. Gartmore Separate Accounts LLC is not responsible for voting proxies it does not receive.

Gartmore Separate Accounts LLC shall analyze each proxy on a case-by-case basis, informed by the guidelines elaborated below, subject to the requirement that all votes shall be cast solely in the interest of the participants and beneficiaries of the plans. Gartmore Separate Accounts LLC does not intend these guidelines to be exhaustive; hundreds of issues appear on proxy ballots and it is neither practical nor productive to fashion a guideline for each. Rather, Gartmore Separate Accounts LLC's guidelines are intended to cover the most significant and frequent proxy issues that arise. Issues not covered by the guidelines shall be voted in the interest of the participants and beneficiaries of the plans. Gartmore Separate Accounts LLC shall revise its guidelines as events warrant.

Gartmore Separate Accounts LLC shall report annually to its clients on proxy votes cast on their behalf. These proxy voting reports will demonstrate Gartmore Separate Accounts LLC's compliance with its responsibilities and will facilitate clients' monitoring of Gartmore Separate Accounts LLC

A copy of this Proxy Voting Policy Statement and Guidelines is provided to each client at the time Gartmore Separate Accounts LLC is retained. Gartmore Separate Accounts LLC shall provide its clients revised copies of this proxy voting policy statement and guidelines whenever significant revisions have been made.

                        DOMESTIC PROXY VOTING GUIDELINES

Gartmore Separate Accounts LLC shall consider these guidelines as it evaluates proposals appearing on proxy ballots it votes on behalf of its clients.

                          BOARD OF DIRECTORS PROPOSALS

According to the Report of the National Association of Corporate Directors' Blue Ribbon Commission on Director Professionalism (1996):

          The accepted governance paradigm is simple: management is accountable to the board, and the board is accountable to shareholdersIn the view of the Commission, the board does more than mechanically link those who manage the corporation and those who own it. Rather, as a surrogate for dispersed ownership, the board is at the very center of corporate governance itself

Gartmore Separate Accounts LLC embraces this view. Directors of a corporation accept great responsibility and rewards for their service and, as the Commission states, "assume accountability for the success of the enterprise by taking responsibility for the management, in both failure and success." Thus, Gartmore Separate Accounts LLC holds directors to a high standard when voting on their election, qualifications, and compensation. Gartmore Separate Accounts LLC intends by its votes to evaluate directors fairly, rewarding them for significant contributions and holding them ultimately accountable to shareholders for the performance of the corporations they serve.

                       UNCONTESTED ELECTIONS OF DIRECTORS

In general, Gartmore Separate Accounts LLC will support an uncontested slate of nominees to the board of directors so long as the corporation's performance warrants support for incumbent nominees and confidence in new nominees the corporation is proposing, subject to consideration of a number of factors, including those listed below:

          The company's financial performance as judged by total returns and other relevant financial indicators in comparison to a group of its peers as well as a broader market such as the S&P 500. Attendance records of incumbent directors. In general, support will be withheld from directors who have failed to attend at least 75 % of board and committee meetings without adequate justification. A company's failure to disclose this information may also be considered in determining whether to withhold support for nominees to the board.

          The ratio of inside versus independent directors. Gartmore Separate Accounts LLC believes that a board independent from management is of vital importance to a company and its shareholders. Accordingly, Gartmore Separate Accounts LLC will cast votes in a manner that shall encourage the independence of boards. (Independence will be evaluated based upon a number of factors, including: Whether the nominee has been employed by the company or an affiliate in an executive capacity within the last five years; whether the nominee has been or is currently employed by a firm that is one of the company's paid advisors or consultants; whether the nominee has any personal services contract with the company; whether the nominee is a relative of an executive or director of the company; whether the nominee is an officer of a company on which the company's chairman or chief executive officer is also a board member.)

          The number of other boards of directors on which nominees serve. Service as a director represents a major commitment of time, energy, and talent. The National Association of Corporate Directors estimates that directors spend as much as 190 hours per year preparing for and attending board and committee meetings. Service on a number of other boards, especially by one who also holds a full-time position, creates the risk that one's obligation as a director may not be fully met.

          The overall conduct of the company. As indicated, directors bear ultimate responsibility to shareholders for the success or failure of the company. Therefore, they should be held accountable for actions taken that may not be in shareholders' best interests, such as awarding excessive compensation to executives or themselves for performance that does not warrant it; for acting against shareholders' properly expressed wishes, such as failing to implement an appropriate proposal approved by a majority of shareholders; for adopting antitakeover provisions not in shareholders' best interests; for refusing to provide information to which shareholders are entitled; or for other actions taken by their company that may not be in shareholders' best interests.

CONTESTED  ELECTIONS  OF  DIRECTORS

Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

MAJORITY  OF  INDEPENDENT  DIRECTORS

In general, Gartmore Separate Accounts LLC will support shareholder proposals seeking to require that a majority of directors be independent. See definition of independence under UNCONTESTED ELECTION OF DIRECTORS. Board independence is critical so that directors may carry out their duties to select, monitor and compensate management.

SEPARATE  OFFICES  OF  CHAIRMAN  AND  CHIEF  EXECUTIVE  OFFICER

In general, Gartmore Separate Accounts LLC will support shareholder proposals seeking to require that different persons serve as the chairman and chief executive officer. The chairman's duty to oversee management is obviously compromised when he is required to monitor himself. However, in certain circumstances, such as a small-cap company with a limited group of leaders, it may be appropriate for these positions to be combined for some period of time.

INDEPENDENT  NOMINATING,  COMPENSATION,  AND  AUDIT  COMMITTEES

Gartmore Separate Accounts LLC will support proposals that all, or a majority of directors on these committees, be independent directors. See definition of independence under Uncontested Election of Directors. Such independence is necessary to the effective functioning of these committees.

CLASSIFIED  BOARDS

Gartmore Separate Accounts LLC will support shareholder proposals to repeal a company's classified board and hold annual elections and will oppose management proposals to establish classified boards. Directors should be accountable to shareholders and requiring that they stand for election every year enhances their accountability. Moreover, classified boards may serve as an antitakeover device, which is not in shareholders' best interests.

TERM  LIMITS

Gartmore Separate Accounts LLC will vote against proposals to limit terms of directors because they may result in prohibiting the service of directors who significantly contribute to the company's success and represent shareholders' interests very well. Gartmore Separate Accounts LLC believes that holding individual nominees to high standards when they seek election and requiring annual elections of directors better advances shareholders' interests.

DIRECTOR  LIABILITY

Management proposals typically seek shareholder approval to adopt an amendment to the company's charter to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages for any breach of fiduciary duty to the fullest extent permitted by state law. In contrast, shareholder proposals seek to provide for personal monetary liability for fiduciary breaches arising from gross negligence. While Gartmore Separate Accounts LLC recognizes that a company may have a more difficult time attracting and retaining directors if they are subject to personal monetary liability, Gartmore Separate Accounts LLC believes the great responsibility and authority of directors justifies holding them accountable for their actions. Each proposal addressing director liability will be evaluated consistent with this philosophy. Gartmore Separate Accounts LLC may support these proposals when the company persuasively argues that such action is necessary to attract and retain directors , but Gartmore Separate Accounts LLC may often oppose management proposals and support shareholder proposals in light of our philosophy of promoting director accountability.

Specifically, Gartmore Separate Accounts LLC will oppose management proposals that limit a director's liability for (i) a breach of the duty of loyalty, (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or redemptions of stock, (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits. In addition, Gartmore Separate Accounts LLC will generally oppose proposals to reduce or eliminate directors' personal liability when litigation is pending against current board members.

INDEMNIFICATION

Indemnification is the payment by a company of the expenses of directors who become involved in litigation as a result of their service to a company. Proposals to indemnify a company's directors differ from those to eliminate or reduce their liability because with indemnification directors may still be liable for an act or omission, but the company will bear the expense. Gartmore Separate Accounts LLC may support these proposals when the company persuasively argues that such action is necessary to attract and retain directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

OUTSIDE  DIRECTOR  COMPENSATION  AND  BENEFITS

In consideration for the significant contributions and responsibilities expected of outside directors, Gartmore Separate Accounts LLC believes reasonable compensation should be awarded to them. Shareholder evaluation of director compensation is especially important since directors are responsible for compensating themselves. As the Report of the National Association of Corporate Directors Blue Ribbon Commission on Director Compensation (1995) stated:

          The challenge of devising director compensation plans is that both the inside and outside directors have a conflict of interests. Outside directors, of course, have a conflict of interests in being responsible for setting their own pay. Inside directors, who normally do not get additional pay for serving on the board, do not have the same direct conflict, but they do have an indirect conflict because of potential reciprocity with outside members of the board. The outside directors would be unlikely to increase their own compensation over the objections of the CEO and senior officers serving as inside directors. In turn, these same outside directors approve pay plans for these key insiders.

Thus, full disclosure in the proxy statement of the philosophy and process used in establishing director compensation and the total value of the compensation is critically important to shareholders.

Gartmore Separate Accounts LLC supports compensating directors in a fashion that rewards excellent service, not marginal performance, and enhances directors' links to shareholders. Further, director compensation should be accomplished in a manner that does not compromise the independence of directors. For example, a director who is scheduled to receive a large pension if he serves for a certain number of years is less likely to confront management if he believes this may reduce the likelihood that his pension rights will vest.

With these considerations in mind, Gartmore Separate Accounts LLC will support paying directors solely in the form of equity and cash and will support management and shareholder proposals to eliminate pension and benefit programs. Gartmore Separate Accounts LLC will support proposals that encourage a significant component of directors' total compensation be in the form of stock, but will also evaluate the appropriateness of the total value of the compensation package. For example, Gartmore Separate Accounts LLC may not support a proposal to reduce directors' cash compensation from $40,000 to $20,000 if it is replaced with stock awards of 10,000 shares worth $1,000,000. Gartmore Separate Accounts LLC also wishes to encourage significant stock holdings by directors without precluding board service by otherwise qualified individuals who do not possess significant wealth. Such ownership levels without excluding such people may be accomplished by offering compensation in the form of stock and cash, so long as the stock component is significant and the cash component is reasonable. Stock grants should be structured to avoid short-term holdings by directors.

BROADER  PARTICIPATION  ON  THE  BOARD

Gartmore Separate Accounts LLC will support proposals requesting companies to make efforts to seek more women and minority group members for service on boards. A more diverse board of qualified directors benefits the company and shareholders.

                            CAPITAL-RELATED PROPOSALS

INCREASE  AUTHORIZED  COMMON  STOCK

Gartmore Separate Accounts LLC will support management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase. For example, Gartmore Separate Accounts LLC will support increases in authorized common stock to fund stock splits that are in shareholders' interests. Gartmore Separate Accounts LLC will oppose proposals when the company intends to use the additional stock to implement a poison pill or other takeover defense. Gartmore Separate
Accounts LLC will evaluate the amount of additional stock requested in comparison to the requests of the company's peers as well as the company's articulated reason for the increase.

BLANK  CHECK  PREFERRED  STOCK

Gartmore Separate Accounts LLC will oppose requests to authorize blank check preferred stock. Blank check preferred stock is preferred stock authorized by shareholders that gives the board of directors broad powers to establish voting, dividend and other rights without any shareholder review. It can be used as an antitakeover device and for this reason Gartmore Separate Accounts LLC will vote against its authorization.

                         CORPORATE GOVERNANCE PROPOSALS

APPROVE  OTHER  BUSINESS

Gartmore Separate Accounts LLC will oppose management requests to approve other business because this gives management broad authority to take action without shareholder consent even when shareholders have an interest in the issue.

AUDITORS

Gartmore Separate Accounts LLC will support management requests to ratify the selection of auditors unless the auditor has a material conflict of interest, failed to detect financial problems at the company, or the previous auditor was terminated by the company following an unfavorable opinion rendered by it.

CONFIDENTIAL  VOTING

Gartmore Separate Accounts LLC will support shareholder proposals calling for shareholder votes to be kept confidential. Confidential voting prevents management from pressuring shareholders to change their votes.

CUMULATIVE  VOTING

Gartmore Separate Accounts LLC will generally support shareholder proposals to implement cumulative voting and oppose management proposals to eliminate it. Cumulative voting is a method of obtaining minority shareholder representation on a board and of achieving a measure of board independence from management control.

DUAL  CLASS  VOTING

Gartmore Separate Accounts LLC will evaluate the purpose offered by management for creating two classes of stock with different voting rights. Gartmore Separate Accounts LLC will take into consideration the principle of one-share, one-vote and the impact of any dilution in shareholder voting rights and any decrease in share price likely to result from issuing a new class of stock with unequal voting rights.

LIMITATIONS  UPON  SHAREHOLDER  RIGHTS

Gartmore Separate Accounts LLC will oppose management proposals to limit or eliminate shareholders' rights to call special meetings or to act by written consent. Management proposals to eliminate shareholders' right to call special meetings are frequently used as an antitakeover device to the detriment of shareholders.

POISON  PILLS

Management sponsored poison pill proposals are intended to discourage takeovers of a company and operate to the detriment of shareholders. Gartmore Separate Accounts LLC will oppose management proposals to implement poison pills and support shareholder proposals to eliminate them.

REINCORPORATION

Gartmore Separate Accounts LLC may support reincorporation proposals when satisfactory business reasons are specified and there is no overall and significant negative effect on matters of corporate governance or management accountability.

                           EMPLOYEE-RELATED PROPOSALS

EMPLOYEE  STOCK  PURCHASE  PLANS

Gartmore Separate Accounts LLC will generally support employee stock purchase plans. These plans cover a large number of the company's employees and allow them to purchase the company's stock at a slight discount. Gartmore Separate Accounts LLC supports employee ownership in companies for it serves to link the interests of employees of the company with shareholders of the company, which benefits shareholders in the long run.

EXECUTIVES/MANAGEMENT-RELATED  PROPOSALS

EXECUTIVE  COMPENSATION

Gartmore Separate Accounts LLC supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to performance. To this end, Gartmore Separate Accounts LLC supports stock options as a significant component of compensation. Well-designed stock option plans align the interests of executives and shareholders by providing that executives benefit when stock prices rise as the company -- and shareholders -- prosper. Many plans sponsored by management, though, provide "goals" so easily met that executives will realize gains even when shareholders do not. Gartmore Separate Accounts LLC will support option plans that provide challenging performance objectives and serve to motivate executives to excellent performance. Gartmore Separate Accounts LLC will oppose plans that offer unreasonable benefits to executives that are not available to any other shareholders.

Specifically, Gartmore Separate Accounts LLC will consider whether the proposed plan is being offered at fair market value, which Gartmore Separate Accounts LLC supports, or at a discount, which Gartmore Separate Accounts LLC generally opposes; whether it will excessively dilute the earnings per share of the outstanding shares; and whether management is given the ability to replace or reprice "underwater" options, which is not available to any other shareholders. Gartmore Separate Accounts LLC will also consider any other features of the plan that may not be in shareholders' best interest.

GOLDEN  PARACHUTES

Gartmore Separate Accounts LLC will generally oppose management proposals to award golden parachutes and support shareholder proposals to eliminate them. Golden parachutes are severance agreements given to executives in the event of a merger or takeover. In light of the significant compensation already awarded most executives they are rarely justified.

DISCLOSING  OR  RESTRICTING  EXECUTIVE  COMPENSATION

Gartmore Separate Accounts LLC supports rewarding executives for excellent performance, but believes that shareholders have the right to be informed of the performance criteria. Gartmore Separate Accounts LLC will support proposals to disclose executive compensation when the compensation is high and the information is useful to shareholders, but may not support proposals such as those asking for the identification of all employees earning over $100,000.

There are many variety of shareholder proposals seeking to limit executive compensation or link it to some defined criteria. Gartmore Separate Accounts LLC will review these proposals and evaluate whether they will encourage executives to act in a manner that advances shareholders' interests without unduly interfering with the company's operation.

                             RESTRUCTURING PROPOSALS

MERGERS

Gartmore Separate Accounts LLC will evaluate proposed mergers by looking at the justification for the merger; whether a reasonable financial arrangement has been proposed and a fairness opinion rendered; and the long-term impact of the business plans of the competing parties.

                              SHAREHOLDER PROPOSALS

A variety of shareholder proposals are sponsored each year concerning fundamental corporate governance topics and social issues, as well as many unique proposals that are presented for vote for the first time. Gartmore Separate Accounts LLC's position on many of these proposals has already been discussed. In general, Gartmore Separate Accounts LLC will evaluate shareholder proposals to determine whether they are in the best economic interests of the participants and beneficiaries Gartmore Separate Accounts LLC represents. Gartmore Separate Accounts LLC's clients, not Gartmore Separate Accounts LLC, choose the companies in which they invest and, ultimately, Gartmore Separate Accounts LLC's responsibility is to protect their economic interests. This does not mean, though, that Gartmore Separate Accounts LLC must take a short-term approach when evaluating these proposals. Rather, Gartmore Separate Accounts LLC will vote consistent with the economic best interests of the participants and beneficiaries.

In general, Gartmore Separate Accounts LLC supports proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations. In order to be able intelligently to monitor their investments shareholders often need information best provided by the company in which they have invested. Requests to report such information merit support. Gartmore Separate Accounts LLC will evaluate proposals seeking the company to cease taking certain actions that the proponent believes is harmful to society or some segment of society with special attention to the company's legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request.

SPECIAL  POLICY  REVIEW  AND  SHAREHOLDER  ADVISORY  COMMITTEES

These resolutions propose the establishment of special committees of the board to address broad corporate policy and provide forums for ongoing dialogue on issues including, but not limited to shareholder relations, the environment, occupational health and safety, and executive compensation. Gartmore Separate Accounts LLC will support these proposals when they appear to offer a poten-tially effective method for enhancing shareholder value.

ADOPTION  OF  "MACBRIDE  PRINCIPLES"

These resolutions call for the adoption of the MacBride Principles for operations located in Northern Ireland. They request companies operating abroad to support the equal employment opportunity policies that apply in facilities they operate domestically. Gartmore Separate Accounts LLC will support such proposals as an appropriate obligation for the company to undertake.

ADOPTION  OF  "CERES  PRINCIPLES"

These resolutions call for the adoption of principles that encourage the company to protect the environment and the safety and health of its employees. Many companies have voluntarily adopted these principles. Gartmore Separate Accounts LLC will generally support these proposals for it improves the company's public image and may improve its operations, both of which enhance shareholder value.

LABOR  STANDARDS  AND  EQUAL  EMPLOYMENT  OPPORTUNITY

These resolutions call for compliance with governmental mandates and corporate policies regarding nondiscrimi-nation, affirmative action, work place safety and health and other basic labor protections. Gartmore Separate Accounts LLC will generally support these proposals. They enhance the company's public image and may improve its operations, both of which benefit shareholders' economic interests.


                      INTERNATIONAL PROXY VOTING GUIDELINES

Gartmore Separate Accounts LLC votes foreign equity shares for a number of clients. The Department of Labor's Interpretive Bulletin 94-2 states that the same principles concerning the fiduciary obligation to vote proxies for domestic equities applies to investments in foreign corporations, subject to an acknowledgment that there may be additional costs in voting shares of foreign corporations. For this reason, the Department of Labor has interpreted ERISA to require the responsible plan fiduciary to weigh the costs and benefits of voting on foreign proxies and to make an informed decision whether voting a given proxy is prudent and solely in the interest of the plan's participants and beneficiaries.

The greatest hurdle faced by Gartmore Separate Accounts LLC, or any other fiduciary voting foreign equity shares, is obtaining these proxies in a complete form and a timely manner, i.e., having the ability to identify the proxy issues, access necessary research to evaluate the proposal, and then have time to vote the proxy before the deadline. When information on particular companies or issues is not available, Gartmore Separate Accounts LLC will support management proposals that do not appear to be objectionable as part of its significant effort to obtain proxies and to vote them in the interests of the plan's participants and beneficiaries.

                          BOARD OF DIRECTORS PROPOSALS

As in the United States system, global investors often have no choice but to support or to withhold support for management-proposed candidates. Scrutiny of board composition and company performance can inform this decision. Some considerations relevant to the election of directors at non-U.S. companies differ from those at U.S. companies. Other than a company's financial performance and shareholder return, the issues that will be considered -- especially in the case of poorly performing companies-- are discussed below.

UNCONTESTED  ELECTION  OF  DIRECTORS

The frequency of elections should be noted. Annual elections allow shareholders to voice their opinions of each director's performance in a timely manner. In some European countries, however, directors are elected less frequently, sometimes every four or six years. We will take this into account when voting. In some countries, directors can be "elected for life," a situation that Gartmore Separate Accounts LLC will oppose.

Examine the percentage of independent directors compared to the percentage of executive directors and directors with business, personal, or other relationships with the company or company executives. Gartmore Separate Accounts LLC defines director independence the same way for U.S. and non-U.S. companies, but the existence of less stringent disclosure rules in some non-U.S. markets sometimes makes this information difficult to obtain. In this case, financial performance is given extra weight.

Examine whether a company is forthcoming about its directors' backgrounds. We also evaluate the career experience of a candidate to determine whether a person will be valuable to the company. A candidate's other relevant commitments are also considered: other board directorships; executive responsibilities at another company?

Examine a candidate's performance and attendance records, willingness and fitness to serve as a director, and the length of time served on the board. Also, consider whether a candidate is involved in legal difficulties or if the board has been involved in legal difficulties during the tenure of a candidate.

If the company has been publicly owned and traded for fewer than five years, we will accept a greater degree of volatility in the company's stock price or other indicators of financial performance because the early years of public trading can be difficult for a company.

Contested elections will be considered individually with special attention paid to the reasons for an opposing slate of candidates, their qualifications, and the potential financial impact to the company of the opposing slate's election.

ELECT  SUPERVISORY  BOARD  MEMBERS

This issue usually occurs at European companies where shareholders are asked to elect a supervisory board, usually comprised of nonexecutives, who oversee the operation of the board of directors. As with the election of directors, the frequency of elections, candidates' backgrounds, and their relationships to the company or its executives should be noted. Generally, the supervisory board candidates should possess the same strengths as director candidates while also being "independent".

                         CORPORATE GOVERNANCE PROPOSALS

ELECT  STATUTORY  AUDITORS

This issue occurs most often in Japan and Italy. Statutory auditors are supposed to provide independent oversight of both internal company audits and audits conducted by outside sources. In Italy, statutory auditors must be independent; in Japan, at least three statutory auditors must be appointed, but only one of these people must be independent. If the information is available, Gartmore Separate Accounts LLC will consider whether statutory auditors are truly able to provide an independent opinion and to make sure that the company is complying with laws and regulations

APPOINT  AUDITORS;  SET  AUDITOR'S  FEES;  APPOINT  AUDITORS  AND SET THEIR FEES

One of these three issues will occur at almost every annual corporate board meeting. The length of an auditor's relationship with a company should be considered, as well as whether any public allegations of financial impropriety surround the company. If a new auditor is being selected, the reasons for changing auditors should be examined.

The company will sometimes ask shareholders to approve an auditor's fees, either separately from an auditor's appointment or as part of the same proposal. The board is in the best position to evaluate the fairness of an auditor's fees, although if the company publishes the amount paid to an auditor each year, the reasons for any extreme fluctuation should be considered.

APPROVE  FINANCIAL  STATEMENTS

The company's management is in the best position to know whether the financial statements are complete and accurate. Generally, this matter is routine, although, in some markets, this proposal must be approved for the meeting to continue. Gartmore Separate Accounts LLC considers this a routine issue for which support will be provided unless some indication exists that providing support will release directors from their responsibility to the company and its shareholders.

SET  DIVIDEND/ALLOCATE  PROFITS;  ALLOCATE  DIVIDEND,  PROFITS,  BOARD  FEES

The allocation of dividends is a commonly occurring matter, but it requires shareholder approval in many countries. Some shareholders will vote against these proposals if the dividend per share is below a company's industry median in an effort to register displeasure, however, such a vote seems designed to "send a message" rather than to benefit shareholders. Even if this type of proposal failed, no mechanism exists for reconsideration of the issue, and the money simply would not be dispersed to shareholders. Gartmore Separate Accounts LLC generally will support these proposals.

APPROVE  DIVIDEND  REINVESTMENT  PLAN

This is a routine issue requiring shareholder approval in many countries. The differences among these types of plans are usually related to the length of time for which the board is allowed to operate a dividend reinvestment plan. These plans provide shareholders with an optional way to increase their holdings, and the company is able to conserve cash when shareholders opt for reinvestment of their dividends. Gartmore Separate Accounts LLC will generally support these proposals.

AUTHORIZE  LEGAL  FORMALITIES

These proposals are related to meeting protocol, and shareholder approval is often required for formalities that will provide for the proper opening, conduct, and conclusion of meetings, thus allowing decisions to be legitimately implemented. Gartmore Separate Accounts LLC will generally support these proposals.

ISSUE  STOCK  WITHOUT  PREEMPTIVE  RIGHTS;  ISSUE  STOCK  WITH PREEMPTIVE RIGHTS

These proposals arise because shareholders in many countries must approve the issuance of stock, even though they have previously approved the amount of authorized stock. When voting, Gartmore Separate Accounts LLC will consider the following factors:

Preemptive rights can exclude potential new shareholders from gaining a stake in the company if the company's stock is not widely traded. Sometimes, management will indicate that this antitakeover feature is either the reason underlying or a positive feature of the stock issuance. Also, while acceptable dilution levels vary depending on the country and market being considered, excessive dilution is detrimental to shareholders' interests. In general, According to the Investor Responsibility Research Center and the guidelines used by the California Public Employees' Retirement System, acceptable levels of dilution vary between five percent of the outstanding amount (in the UK) and 20 percent of the outstanding number of shares (common in Hong Kong).

Some corporate boards attempt to issue shares without preemptive rights while retaining the authority to choose the recipients, the terms and the prices of the newly issued shares. Again, dilution level and management's intent with regard to using new stock as an antitakeover measure are important factors to consider. Gartmore Separate Accounts LLC will vote against these proposals if management fails to provide sufficient information to demonstrate that the terms will be fair to shareholders.

AUTHORIZE  SHARE  REPURCHASE

Share repurchases can lower dilution with the effect of creating higher stock prices, raising dividends, and increasing earnings per share. This action can also stabilize stock prices or allow the company to collect shares for other uses, such as stock option plans. The plans can be used improperly, though, and it is necessary to consider both the percentage of the outstanding shares that the company wants to purchase and the freedom that management is allowed when determining uses for the new stock. Some countries allow management to place stock with certain individuals or institutions, and some allow management to set the value and voting rights of the new shares. Both of these practices are harmful to shareholder interests.

APPROVE  DIRECTORS'  FEES;  APPROVE  MAXIMUM  STATUTORY  AUDITORS  FEES

The law in many countries does not require the amount of directors' fees and statutory auditors' fees to be disclosed. When these amounts are disclosed, companies usually report the total amount of fees for every director or statutory auditor. Disclosure of the fees is an important factor, though, and a step forward toward better corporate governance. The identities of the recipients will be examined when possible, as will the amount of money to be disbursed either to individuals or to a group.

Approve Bonuses for Retiring Directors; Approve Bonuses for Retiring Statutory Auditors

Both directors and statutory auditors are well paid for their services on the board. Disclosure of the amount of the award is necessary, and only a nominal award is potentially acceptable.

Ratify Management Acts-- Symbolic; Ratify Board Acts-- Symbolic; Ratify Board Acts-- Legal

These proposals, generally formalities, serve different purposes in various countries. In some countries, these proposals function as a vote of confidence in either the management or the board. In other countries, these proposals indemnify management or board members. These are required annually, and acceptance of the proposal does not release management or board members from their responsibilities to shareholders; acceptance does, however, increase the burden placed on shareholders to prove both wrongdoing and that their vote was based on incorrect or incomplete information. Gartmore Separate Accounts LLC will generally support any of these measures.

AMEND  ARTICLES--  TECHNICAL

These are minor proposals that serve the purpose of bringing a company into compliance with recently changed laws. Proposals of this sort should not have any material impact on the company or on shareholder rights and will generally be supported.


                    EXECUTIVE OR MANAGEMENT-RELATED PROPOSALS

APPROVE  STOCK  OPTION  PLAN

The number of this type of proposal arising at non-U.S. companies is very low. Disclosure of plan details tends to occur less often in non-U.S. markets. The main issues to consider when evaluating these plans are very similar, though, regardless of the market. Excessive dilution lessens shareholder value, and discount options do not align the interests of shareholders and management. Plans with no termination date are also detrimental to shareholder interests, allowing plan managers to award shares indefinitely, thereby creating an excessive level of dilution over time.

                            CAPITAL-RELATED PROPOSALS

ISSUE  BONDS  WITH  WARRANTS;  ISSUE  CONVERTIBLE  DEBT  INSTRUMENTS

The company's management is in the best position to evaluate both its need for capital to finance growth or restructuring and the level of debt the company can withstand. The two main factors used in making a decision on this issue are the dilution level of shareholders' equity when bond holders purchase stock and a comparison of the company's level of debt to its level of equity.

INCREASE  AUTHORIZED  CAPITAL

Companies often fail to justify the need for increased authorized capital. In such a case, Gartmore Separate Accounts LLC will generally oppose the proposal unless the necessity is apparent. Gartmore Separate Accounts LLC will evaluate these proposals in terms of the size of the requested capital increase and the purpose for the request. Gartmore Separate Accounts LLC will generally support reasonable requests for capital increases to be used to effect stock splits, mergers, or acquisitions that are in shareholders' interests. Gartmore Separate Accounts LLC will generally oppose these requests when they appear intended to function as antitakeover measures, which reduce shareholder value. In some countries, this problem is particularly acute because firms are allowed to place new shares with institutions or individuals allied with the company.


                       MUTUAL FUND PROXY VOTING GUIDELINES

The following guidelines establish the criteria by which Gartmore Separate Accounts LLC will evaluate proxy issues presented for vote at mutual funds held by its clients.

                         ELECTION OF DIRECTORS/TRUSTEES

Every mutual fund has a Board of Directors or Trustees whose duty is to represent the interest of the fund's shareholders. Unlike the directors of publicly-held corporations, who are elected annually or when on a classified board every three years, these directors or trustees are nominated for indefinite terms, often until the next meeting of shareholders at which directors or trustees are elected and at which his or her successor is qualified or until the resignation of the director or trustee. These individuals bear ultimate responsibility for the fund and should be held accountable to shareholders.

The following factors should be considered when determining whether to vote in favor of a nominee:

The independence of the nominee. Gartmore Separate Accounts LLC will evaluate whether the nominee is affiliated with the fund's investment company or has any potential or actual conflicts of interest that would call into question the nominee's ability to represent shareholders' interests. Gartmore Separate Accounts LLC believes a majority of the directors or trustees should be independent and will cast votes in a manner consistent with this philosophy. The performance of the fund. When possible, Gartmore Separate Accounts LLC will compare the fund's performance with that of a peer group or broader index of funds.
The nominee's attendance record, if an incumbent, at meetings of the board if such information is disclosed in the proxy statement.
Additional factors that would be relevant. For example, Gartmore Separate Accounts LLC will consider whether the fund's proxy statement and other materials provided to shareholders candidly and completely discuss the fund's performance, advisory fees, and other pertinent information or is written in such a manner as to make this information difficult to discern.

                         INVESTMENT ADVISORY AGREEMENTS

Investment advisory agreements are agreements between the fund and its investment adviser to provide investment advice, such as portfolio supervision and general management of the fund's affairs, in return for an investment advisory fee.

Proxies that refer to "a vote to amend the fund's investment advisory agreement" often actually seek shareholder approval to increase the fees shareholders pay to the fund's investment adviser. Gartmore Separate Accounts LLC will carefully scrutinize such proposals to ensure that they are designed to benefit shareholders rather than enrich investment advisers at shareholders' expense. The proxy statement will be carefully reviewed to ascertain if the fund has provided complete and candid information justifying a fee increase. The fees will also be judged in comparison to those fees paid by funds with similar investment objectives. Finally, the absolute dollar amount of the fees will be evaluated in an attempt to ensure that shareholders receive value in return for the fees they pay.

                 FUNDAMENTAL INVESTMENT POLICIES AND LIMITATIONS

Fundamental investment policies and limitations generally define limitations upon the investment practices of the fund. Ideally, they will describe with specificity the principal types of stocks and bonds in which the fund will invest. Shareholders have the right to vote upon amendments to the fund's fundamental investment policies. Gartmore Separate Accounts LLC will consider the following when evaluating any proposed revisions to a fund's fundamental investment policies:

Does the fund propose major revisions that would significantly alter its investment strategy or is the proposal more routine? Major revisions will be scrutinized to determine whether they are consistent with the objectives that initially motivated investors to invest in the particular fund. Routine revisions will generally be supported so long as this is consistent with shareholders' best interests.

Do the proposed amendments limit or reduce shareholders' rights in a significant manner? If so, these proposals will be opposed. For example, Gartmore Separate Accounts LLC will oppose reclassifying policies so that they would thereafter no longer be considered fundamental policies, which would have the effect of eliminating shareholders' rights to vote upon future revisions.

                             DISTRIBUTION AGREEMENTS

Gartmore Separate Accounts LLC will generally vote against these proposals unless the fund has persuasively justified the necessity of the fees and their benefit to shareholders. Rule 12b-1 of guidelines established under the Investment Company Act of 1940 authorizes distribution agreements between a fund and its distributor by which a fund pays a fee, known as a "12b-1 distribution fee," to the distributor for advertising, marketing and distribution services, and for commissions to sales representatives. Numerous arguments are offered by funds to justify the imposition of these fees, including that the fund needs to grow to an asset size at which it becomes economically viable or that shareholders will benefit from certain economies of scale if fund assets rise and management fee rates decline.

Gartmore Separate Accounts LLC will evaluate proposed 12b-1 distribution fees to ascertain whether the fund has clearly articulated the need for the fees and the benefit they offer to shareholders. If it has not, Gartmore Separate Accounts LLC will vote against the fees.

AUTHORITY  TO  TRANSACT  OTHER  BUSINESS

Gartmore Separate Accounts LLC will generally vote against requests to grant authority to transact such other business as may be presented at the meeting. Approval of the proposal would grant the board discretion to take action on a variety of matters, including material matters that were not indicated on the proxy ballot. Gartmore Separate Accounts LLC considers this a diminution of shareholders' rights and generally opposes such requests, absent a persuasive argument presented by the fund justifying why such authority is in shareholders' best interests.

                         GARTMORE MUTUAL FUNDS II, INC.

                                OTHER INFORMATION



ITEM 23.             EXHIBITS

EXHIBIT
NUMBER               DESCRIPTION
----------------------------------------------------------------------------------------------------------
(a)                  Articles of Incorporation.
                     Articles of Incorporation of Registrant, filed with the initial Registration Statement
                     No. 333-75075 on March 26, 1999, and is incorporated herein by reference.

(b)                  By-Laws.
                     By-Laws of Registrant, filed with the initial Registration Statement No. 333-75075 on
                     March 26, 1999, and is incorporated herein by reference.

(c)                  Instruments Defining Rights of Security Holders.
                     None.

(d)                  Investment Advisory Contracts.
                 1.  Investment Advisory Agreement between Registrant and Gartmore Mutual Funds Capital Trust relating to the Gartmore Focus Fund, was filed with Registration Statement No. 333-75075 on
                     August 28, 2003, and is incorporated herein by reference.

                 2.  Subadvisory Agreement among Registrant, Gartmore Mutual Funds Capital Trust and Gartmore
                     Separate Accounts LLC relating to the Gartmore Focus Fund, filed with Registration Statement
                     No. 333-75075 on August 28, 2003, and is incorporated herein by reference.

(e)                  Underwriting Contracts.
                     Underwriting Agreement between Registrant and Gartmore Distribution Services, Inc., was
                     filed with Registration Statement No. 333-75075 on August 28, 2003, and is incorporated herein by reference.

(f)                  Bonus or Profit Sharing Contracts.
                     None.

(g)                  Custodian Agreements.
                     Global Custody Agreement between Registrant and JPMorgan Chase Bank relating to the
                     Gartmore Focus Fund, was filed with Registration Statement No. 333-75075 on August 28, 2003,
                     and is incorporated herein by reference.

(h)                  Other Material Contracts.
                 1.  Transfer and Dividend Disbursing Agent Agreement between Registrant and Gartmore
                     Investors Services, Inc. relating to the Gartmore Focus Fund, was filed with Registration
                     Statement No. 333-75075 on August 28, 2003, and is incorporated herein by reference.

                 2.  Fund Administration Agreement between Registrant and Gartmore SA Capital Trust, was filed with Registration Statement No. 333-75075 on August 28, 2003, and is incorporated herein by reference.

                 3.  Expense Limitation Agreement among Registrant, Gartmore Mutual Fund Capital Trust and Gartmore Separate Accounts LLC relating to the Gartmore Focus Fund, was filed with
                     Registration Statement No. 333-75075 on August 28, 2003, and is incorporated herein by reference.

(i)                  Legal Opinion.
                     None.

(j)                  Other Opinions.
                 1.  Consent of Independent Auditors is filed herewith.

                 2.  Powers of Attorney, filed with Registration Statement No. 333-75075 on October 27, 2000,
                     and is incorporated herein by reference.

(k)                  Omitted Financial Statements.
                     None.

(l)                  Initial Capital Agreements.
                     Share Purchase Agreement, filed with Registration Statement No. 333-75075 on
                     October 27, 2000, and incorporated is herein by reference.

(m)                  Rule 12b-1 Plan.
                     Service and Distribution Plans, filed with Registration Statement No. 333-75075 on October 27, 2000, and is incorporated herein by reference.

(n)                  Rule 18f-3 Plan, as amended, filed herewith.

(p)                  Codes of Ethics.
                 1.  Code of Ethics of Gartmore Mutual Fund Capital Trust was filed with Registration
                     Statement No. 333-75075 on August 28, 2003, and is incorporated herein by reference.

                 2.  Code of Ethics of the Registrant, filed with Registration Statement No. 333-75075 on
                     October 27, 2000, and is incorporated herein by reference.



ITEM  24.     PERSONS  CONTROLLED  BY  OR  UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM  25.     INDEMNIFICATION.

     Reference is made to Article XII of Registrant's Articles of Incorporation,
Article V of Registrant's By-Laws and Section 9(b) of the Underwriting Agreement between the Registrant and Gartmore Distribution Services, Inc.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM  26.     BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER.

(a) Gartmore Mutual Fund Capital Trust ("GMF"), an investment adviser of the Registrant, also serves as investment adviser to Gartmore Variable Insurance Trust and Gartmore Mutual Funds. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

Joseph  J.  Gasper,  Director  and  President  and  Chief  Operating  Officer
------------------------------------
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director  and  Chairman  of  the  Board
------------------------------------
Nationwide  Investment  Services  Corp.

Director  and  Vice  Chairman
------------------------------------
Gartmore  Global  Investments,  Inc.
Nationwide  Global  Holdings,  Inc.

Director
------------------------------------
Leben  Direkt  Insurance  Company

Donna  A.  James,  Director  and  Executive  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.

Executive  Vice  President  Chief  Administrative  Officer
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services  Inc.

Michael  C.  Keller,  Director
------------------------------------
Executive  Vice  President  -  Chief  Information  Officer
------------------------------------
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director
------------------------------------
Gartmore  Global  Investments,  Inc.

W.  G.  Jurgensen,  Chief  Executive  Officer  and  Director
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Cal  Farm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Chairman  and  Chief  Executive  Officer  -  Nationwide
--------------------------------------
Nationwide  General  Insurance  Company
Nationwide  Indemnity  Company
Nationwide  Investment  Services  Corporation

Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Chairman
------------------------------------
Nationwide  Securities,  Inc.

Paul  J.  Hondros,  Director,  President  and  Chief  Executive  Officer
------------------------------------
Gartmore  Investors  Services,  Inc.
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Chairman  and  Chief  Executive  Officer
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Robert  A.  Rosholt,  Executive  Vice  President  - Chief  Financial  Officer
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Investment  Services  Corporation

Executive  Vice  President,  Chief  Financial  Officer  and  Director
------------------------------------
Nationwide  Global  Holdings,  Inc.
Nationwide  Securities,  Inc.

Executive  Vice  President  and  Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Director
------------------------------------
NGH  Luxembourg,  S.A.

Young  D.  Chin,  Executive  Vice  President  -  Global  CIO  -  Equities
-------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust

Kevin  S.  Crossett,  Vice  President  -  Associate  General  Counsel
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company

Christopher  P.  Donigan,  Vice  President  -  Human  Resources
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Glenn  W.  Soden,  Associate  Vice  President  and  Secretary
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.

Carol  L.  Dove,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Michael  D.  Maier,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

John  F.  Delaloye,  Assistant  Secretary
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust

Gerald  J. Holland,  Senior Vice  President  - Chief  Administrative  Officer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Treasurer  and  Chief  Financial  Officer
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Thomas  M.  Sipp,  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.

Vice  President  and  Treasurer
------------------------------------
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.

Donald  J.  Pepin,  Senior  Vice  President  -  Sales
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Mary  Lou  Vitale,  Senior  Vice  President  -  Product  Development
------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Michael  A.  Krulikowski,  Vice  President  -  Chief  Compliance  Officer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC

Daniel  J.  Murphy,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC

Eric  E.  Miller,  Senior  Vice  President  -  Chief  Counsel
------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Secretary
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Thomas  E.  Barnes,  Vice  President
--------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Richard  Fonash,  Vice  President
--------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Mary E. Kennedy, Executive Vice President, Chief Financial Officer - Gartmore Group
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.
NorthPointe  Capital
Gartmore  Morley  Financial  Services,  Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.
1200  River  Road
Conshohocken,  Pennsylvania  19428

NorthPointe  Capital,  LLC
Columbia  Center  One
10th  Floor,  Suite  1000
201  West  Big  Beaver  Road
Troy,  Michigan  48084

Gartmore  Morley  Financial  Services,  Inc.
5665  S.  W.  Meadows  Road,  Suite  400
Lake  Oswego,  Oregon  97035

(b) The list required by this Item 26 of officers and directors of Gartmore Separate Accounts LLC (GSA LLC), the subadviser of the Registrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of the FORM ADV filed by GSA LLC, pursuant to the Advisers Act (SEC File No. 801-62156).

ITEM  27.          PRINCIPAL  UNDERWRITERS.

(a) Gartmore Distribution Services, Inc. ("GDSI"), the principal underwriter of the Registrant, also acts as principal underwriter for Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc.

(b) Herewith is the information required by the following table with respect to each director, officer or partner of GDSI:



NAME:                          ADDRESS:               TITLE WITH GDSI:        TITLE WITH
                                                                              REGISTRANT:
-----------------------------------------------------------------------------------------
Paul J. Hondros . . . .        1200 River Road  President and Chief           n/a
                         Conshohocken PA 19428  Executive Officer

Young D. Chin . . . . .        1200 River Road  Executive Vice President -    n/a
                         Conshohocken PA 19428  Global CIO - Equities

Gerald J. Holland . . .        1200 River Road  Senior Vice President and     n/a
                         Conshohocken PA 19428  Chief Administrative Officer

Donald J. Pepin, Jr.. .        1200 River Road  Senior Vice President -       n/a
                         Conshohocken PA 19428  Sales

Mary Lou Vitale . . . .        1200 River Road  Senior Vice President -       n/a
                         Conshohocken PA 19428  Product Development

Eric E. Miller. . . . .        1200 River Road  Senior Vice President -       n/a
                         Conshohocken PA 19428  Chief Counsel

Christopher P.  Donigan        1200 River Road  Vice President -              n/a
                         Conshohocken PA 19428  Human Resources

Thomas M. Sipp. . . . .        1200 River Road  Vice President and            n/a
                         Conshohocken PA 19428  Treasurer

Glenn W. Soden. . . . .        1200 River Road  Associate Vice President      n/a
                         Conshohocken PA 19428  and Secretary

John F. Delaloye. . . .        1200 River Road  Assistant Secretary           n/a
                         Conshohocken PA 19428

Carol L. Dove . . . . .  One Nationwide Plaza   Assistant Treasurer           n/a
                         Columbus, OH 43215

Michael D. Maier. . . .  One Nationwide Plaza   Assistant Treasurer           n/a
                         Columbus, OH 43215

Daniel J. Murphy. . . .  One Nationwide Plaza   Assistant Treasurer           n/a
                         Columbus, OH 43215

Michael A. Krulikowski.        1200 River Road  Vice President and            n/a
                         Conshohocken PA 19428  Chief Compliance Officer

Steven P. Sorenson. . .        1200 River Road  Senior Vice President         n/a
                         Conshohocken PA 19428

Richard F. Fonash . . .        1200 River Road  Vice President                n/a
                         Conshohocken PA 19428

Anthony R. Costa. . . .        1200 River Road  Vice President                n/a
                         Conshohocken PA 19428

Thomas E. Barnes. . . .  One Nationwide Plaza   Vice President and            n/a
                         Columbus, OH 43215     Assistant Secretary

Mary E. Kennedy . . . .        1200 River Road  Executive Vice President -    n/a
                         Conshohocken PA 19428  Chief Financial Officer -
                                                Gartmore Group


ITEM  28.     LOCATION  OF  ACCOUNTS  AND  RECORDS.

(1)  Subadministrator:
     BISYS
     3435  Stelzer  Road
     Columbus,  OH  43219

(2)  Custodian:
     JPMorgan  Chase  Bank
     4  Chase  MetroTech  Center
     Brooklyn,  NY  11245

(3)  Subadvisor:
     Gartmore  Separate  Accounts  LLC
     94  N.  Broadway
     Irvington,  NY  10533-1235

ITEM 29.  MANAGEMENT  SERVICES.

     Not  applicable.

ITEM 30.  UNDERTAKINGS.

     None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Gartmore Mutual Funds II, Inc. has caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irvington, and State of New York, on this thirtieth day of April, 2004.

                    GARTMORE  MUTUAL  FUNDS  II,  INC.

                    By:  /s/  Mark  P.  Bronzo
                         Mark  P.  Bronzo
                         Chairman,  President  and  Chief  Executive  Officer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 6 TO THE REGISTRATION STATEMENT OF GARTMORE MUTUAL FUNDS II, INC. HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE THIRTIETH DAY OF APRIL, 2004.

Signature  &  Title

ROBERT  T.  ADAMS*
Robert  T.  Adams,  Director

VINCENT  BENEFICO*
Vincent  Benefico,  Director

MARK  P.  BRONZO*
Mark  P.  Bronzo,  Chairman,  President  and  Chief  Executive  Officer

JAMES  S.  CARLUCCIO*
James  S.  Carluccio,  Director

EDWARD  FOGARTY,  JR.*
Edward  Fogarty,  Jr.,  Director

JOSEPH  C.  O'CONNOR*
Joseph  C.  O'Connor,  Director

DANIEL  W.  PORTANOVA*
Daniel  W.  Portanova,  Director,  Treasurer  and  Chief  Operating  Officer

JONATHAN  M.  RATHER*
Jonathan  M.  Rather,  Director




*BY:     /s/  Mark  P.  Bronzo
              Mark  P.  Bronzo,  Attorney-In  Fact

                                  EXHIBIT LIST

Item 23(j)(1)  Consent of Independent Auditors
Item 23(n)     Rule 18f-3 Plan